Document and Entity Information	12 Months Ended
Dec. 31, 2012
Document Information [Line Items]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Trading Symbol	CK0001168990
Entity Registrant Name	SUPERFUND GREEN, L.P.
Entity Central Index Key	0001168990
Entity Filer Category	Smaller Reporting Company

STATEMENTS OF ASSETS AND LIABILITIES (USD $)	Dec. 31, 2012	Dec. 31, 2011
ASSETS
U.S. Government securities, at fair value (amortized cost)		$ 17,650,000
Due from brokers	16,139,431	46,453,083
Due from affiliate	187
Unrealized appreciation on open forward contracts	299,598	372,011
Futures contracts sold	314,602	923,781
Futures contracts purchased	906,553	114,873
Cash	18,965,187	989,356
Total assets	36,625,558	66,503,104
LIABILITIES
Unrealized depreciation on open forward contracts	176,689	243,000
Subscriptions received in advance		154,700
Redemptions payable	1,908,427	2,046,267
Management fee payable	56,206	213,322
Fees payable	69,938	416,117
Total liabilities	2,211,260	3,073,406
NET ASSETS	34,414,298	63,429,698
SERIES A
ASSETS
U.S. Government securities, at fair value (amortized cost)		8,300,000
Due from brokers	7,148,002	22,845,252
Due from affiliate	187
Unrealized appreciation on open forward contracts	89,246	129,634
Futures contracts sold	123,836	349,440
Futures contracts purchased	309,618	42,325
Cash	10,113,907	333,206
Total assets	17,784,796	31,999,857
LIABILITIES
Unrealized depreciation on open forward contracts	62,254	87,311
Subscriptions received in advance		64,000
Redemptions payable	1,102,466	674,637
Management fee payable	27,320	101,476
Fees payable	35,420	194,547
Total liabilities	1,227,460	1,121,971
NET ASSETS	16,557,336	30,877,886
Number of Units	14,646.201	23,634.331
Net asset value per Unit	$ 1,130.49	$ 1,306.48
SERIES B
ASSETS
U.S. Government securities, at fair value (amortized cost)		9,350,000
Due from brokers	8,991,429	23,607,831
Unrealized appreciation on open forward contracts	210,352	242,377
Futures contracts sold	190,766	574,341
Futures contracts purchased	596,935	72,548
Cash	8,851,280	656,150
Total assets	18,840,762	34,503,247
LIABILITIES
Unrealized depreciation on open forward contracts	114,435	155,689
Subscriptions received in advance		90,700
Redemptions payable	805,961	1,371,630
Management fee payable	28,886	111,846
Fees payable	34,518	221,570
Total liabilities	983,800	1,951,435
NET ASSETS	$ 17,856,962	$ 32,551,812
Number of Units	15,682.537	23,394.345
Net asset value per Unit	$ 1,138.65	$ 1,391.44

STATEMENTS OF ASSETS AND LIABILITIES (Parenthetical) (USD $)	Dec. 31, 2011
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	$ 17,650,000
SERIES A
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	8,300,000
SERIES B
Limited Partners' Capital Account [Line Items]
US Government securities, amortized cost	$ 9,350,000

STATEMENTS OF OPERATIONS (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Investment income
Interest income	$ 11,276		$ 44,362
Other income	1,874
Total income	13,150		44,362
Expenses
Selling commission	2,036,676		3,456,091
Brokerage commissions	1,280,510		1,604,501
Management fee	941,964		1,598,542
Ongoing offering expenses	509,169		864,072
Operating expenses	76,376		129,613
(Gain) loss on MF Global	(8,417)		866,676
Other	24,801		51,129
Total expenses	4,861,079		8,570,624
Net investment loss	(4,847,929)		(8,526,262)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(3,281,521)		(78,663)
Net change in unrealized appreciation (depreciation) on futures and forward contracts	176,399		(6,827,449)
Net loss on investments	(3,105,122)		(6,906,112)
Net decrease in net assets from operations	(7,953,051)		(15,432,374)
SERIES A
Investment income
Interest income	5,629		20,663
Other income	675
Total income	6,304		20,663
Expenses
Selling commission	984,302		1,499,588
Brokerage commissions	501,855		544,421
Management fee	455,240		693,659
Ongoing offering expenses	246,076		374,951
Operating expenses	36,912		56,243
(Gain) loss on MF Global	(41,517)		337,063
Other	12,253		19,866
Total expenses	2,195,121		3,525,791
Net investment loss	(2,188,817)		(3,505,128)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(976,514)		(334,077)
Net change in unrealized appreciation (depreciation) on futures and forward contracts	26,358		(2,183,020)
Net loss on investments	(950,156)		(2,517,097)
Net decrease in net assets from operations	(3,138,973)		(6,022,225)
Net decrease in net assets from operations per unit (based upon weighted average number of units outstanding during year)	$ (161.72)	[1]	$ (246.81)	[1]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (175.99)		$ (244.24)
SERIES B
Investment income
Interest income	5,647		23,699
Other income	1,199
Total income	6,846		23,699
Expenses
Selling commission	1,052,374		1,956,503
Brokerage commissions	778,655		1,060,080
Management fee	486,724		904,883
Ongoing offering expenses	263,093		489,121
Operating expenses	39,464		73,370
(Gain) loss on MF Global	33,100		529,613
Other	12,548		31,263
Total expenses	2,665,958		5,044,833
Net investment loss	(2,659,112)		(5,021,134)
Realized and unrealized gain (loss) on investments
Net realized gain (loss) on futures and forward contracts	(2,305,007)		255,414
Net change in unrealized appreciation (depreciation) on futures and forward contracts	150,041		(4,644,429)
Net loss on investments	(2,154,966)		(4,389,015)
Net decrease in net assets from operations	$ (4,814,078)		$ (9,410,149)
Net decrease in net assets from operations per unit (based upon weighted average number of units outstanding during year)	$ (243.71)	[2]	$ (337.97)	[2]
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (252.79)		$ (382.08)

[1]	Weighted average number of Units outstanding for Series A for the Years Ended December 31, 2012 and December 31, 2011: 19,410.14 and 24,400.48, respectively.
[2]	Weighted average number of Units outstanding for Series B for the Years Ended December 31, 2012 and December 31, 2011: 19,753.02 and 27,843.37, respectively.

STATEMENTS OF CASH FLOWS (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Cash flows from operating activities
Net decrease in net assets from operations	$ (7,953,051)	$ (15,432,374)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(19,446,037)	(110,846,760)
Sales and maturities of U.S. government securities	37,100,000	131,560,024
Amortization of discounts and premiums	(3,963)	(16,041)
Increase (decrease) in due from brokers	30,313,652	2,849,471
Increase in unrealized appreciation on open forward contracts	72,413	493,844
Increase (decrease) in futures contracts purchased	(791,680)	8,622,942
Increase (decrease) in unrealized depreciation on open forward contracts	(66,311)	44,731
Increase (decrease) in futures contracts sold	609,179	(2,334,068)
Increase in due from affiliate	(187)
Increase (decrease) in management fees	(157,116)	64,488
Increase (decrease) in fees payable	(346,179)	101,352
Net cash provided by (used in) operating activities	39,330,720	15,107,609
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	1,474,538	7,732,694
Redemptions, net of redemption payable	(22,829,427)	(23,920,889)
Net cash provided by (used in) operating activities	(21,354,889)	(16,188,195)
Net increase (decrease) in cash	17,975,831	(1,080,586)
Cash, beginning of year	989,356	2,069,942
Cash, end of year	18,965,187	989,356
SERIES A
Cash flows from operating activities
Net decrease in net assets from operations	(3,138,973)	(6,022,225)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(9,048,159)	(47,684,521)
Sales and maturities of U.S. government securities	17,350,000	55,457,937
Amortization of discounts and premiums	(1,841)	(6,688)
Increase (decrease) in due from brokers	15,697,250	(2,490,331)
Increase in unrealized appreciation on open forward contracts	40,388	151,084
Increase (decrease) in futures contracts purchased	(267,293)	2,797,107
Increase (decrease) in unrealized depreciation on open forward contracts	(25,057)	30,036
Increase (decrease) in futures contracts sold	225,604	(795,207)
Increase in due from affiliate	(187)
Increase (decrease) in management fees	(74,156)	40,575
Increase (decrease) in fees payable	(159,127)	69,125
Net cash provided by (used in) operating activities	20,598,449	1,546,892
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	776,309	4,502,641
Redemptions, net of redemption payable	(11,594,057)	(6,486,862)
Net cash provided by (used in) operating activities	(10,817,748)	(1,984,221)
Net increase (decrease) in cash	9,780,701	(437,329)
Cash, beginning of year	333,206	770,535
Cash, end of year	10,113,907	333,206
SERIES B
Cash flows from operating activities
Net decrease in net assets from operations	(4,814,078)	(9,410,149)
Changes in operating assets and liabilities:
Purchases of U.S. government securities	(10,397,878)	(63,162,239)
Sales and maturities of U.S. government securities	19,750,000	76,102,087
Amortization of discounts and premiums	(2,122)	(9,353)
Increase (decrease) in due from brokers	14,616,402	5,339,802
Increase in unrealized appreciation on open forward contracts	32,025	342,760
Increase (decrease) in futures contracts purchased	(524,387)	5,825,835
Increase (decrease) in unrealized depreciation on open forward contracts	(41,254)	14,695
Increase (decrease) in futures contracts sold	383,575	(1,538,861)
Increase (decrease) in management fees	(82,960)	23,913
Increase (decrease) in fees payable	(187,052)	32,227
Net cash provided by (used in) operating activities	18,732,271	13,560,717
Cash flows from financing activities
Subscriptions, net of subscriptions received in advance	698,229	3,230,053
Redemptions, net of redemption payable	(11,235,370)	(17,434,027)
Net cash provided by (used in) operating activities	(10,537,141)	(14,203,974)
Net increase (decrease) in cash	8,195,130	(643,257)
Cash, beginning of year	656,150	1,299,407
Cash, end of year	$ 8,851,280	$ 656,150

STATEMENTS OF OPERATIONS (Parenthetical)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
SERIES A
Weighted average number of Units outstanding	19,410.14	24,400.48
SERIES B
Weighted average number of Units outstanding	19,753.02	27,843.37

Nature of Operations	12 Months Ended
Dec. 31, 2012
Nature of Operations

(1) Nature of Operations

Organization and Business

Superfund Green, L.P. (the “Fund”), a Delaware limited partnership, commenced operations on November 5, 2002. The Fund was organized to trade speculatively in the United States of America (“U.S.”) and international commodity futures markets using a fully-automated computerized trading system. The Fund has issued two classes of Units, Series A and Series B (the “Series”). The two Series are traded and managed the same way except for the degree of leverage.

The term of the Fund shall continue until December 31, 2050, unless terminated earlier by the Fund’s general partner, Superfund Capital Management, Inc. (“Superfund Capital Management”), or by operation of law or a decline in the aggregate net assets of such Series to less than $500,000.

Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Basis of Presentation and Significant Accounting Policies

(2) Basis of Presentation and Significant Accounting Policies

(a) Basis of Presentation

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and presented for the Fund as a whole, as the SEC registrant, and for Series A and Series B individually. For the avoidance of doubt, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Fund generally or any other Series. Accordingly, the assets of one Series of the Fund include only those funds and other assets that are paid to, held by or distributed to the Fund on account of and for the benefit of that Series, including, without limitation, funds delivered to the Fund for the purchase of Units in that Series.

(b) Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available.

Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value (See Note (2)(h) – Fair Value Measurements).

(c) Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury Bills. Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting – Balance Sheet.

(e) Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”) to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, the Fund has determined no reserves for uncertain tax position are required to be recorded as a result of the application of ASC 740. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 through 2012 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

(f) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(g) Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Superfund Capital Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

In January 2013, the FASB issued guidance to clarify the scope of disclosures about offsetting assets and liabilities. The amendments clarify that the scope of guidance issued in December 2011 to enhance disclosures around financial instrument and derivative instruments that are either (a) offset, or (b) subject to a master netting agreement or similar agreement, irrespective of whether they are offset, applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The amendments are effective for interim and annual periods beginning on or after January 1, 2013. Adoption is not expected to have a material impact on the Funds’ financial statements.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Fund adopted ASU 2011-04 as of January 1, 2012. The adoption of the provisions of ASU 2011-04 has not had a material impact on the Fund’s financial statement disclosures.

(h) Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable,either directly or indirectly.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward and swap positions are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives traded in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Fund updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period.

As of and during the years ended December 31, 2012 and December 31, 2011, the Fund held no investments or derivative contracts valued using level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2012:

Superfund Green, L.P.

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$299,598	$—	$299,598	$—
Futures contracts sold	314,602	314,602	—	—
Futures contracts purchased	906,553	906,553	—	—

Total Assets Measured at Fair Value	$1,520,753	$1,221,155	$299,598	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$176,689	$—	$176,689	$—

Total Liabilities Measured at Fair Value	$176,689	$—	$176,689	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$89,246	$—	$89,246	$—
Futures contracts sold	123,836	123,836	—	—
Futures contracts purchased	309,618	309,618	—	—

Total Assets Measured at Fair Value	$522,700	$433,454	$89,246	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$62,254	$—	$62,254	$—

Total Liabilities Measured at Fair Value	$62,254	$—	$62,254	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$210,352	$—	$210,352	$—
Futures contracts sold	190,766	190,766	—	—
Futures contracts purchased	596,935	596,935	—	—

Total Assets Measured at Fair Value	$998,053	$787,801	$210,352	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$114,435	$—	$114,435	$—

Total Liabilities Measured at Fair Value	$114,435	$—	$114,435	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Green, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—
Unrealized appreciation on open forward contracts	372,011	—	372,011	—
Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	$—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—
Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—
Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

For the years ended December 31, 2012 and 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

Disclosure of derivative instruments and hedging activities	12 Months Ended
Dec. 31, 2012
Disclosure of derivative instruments and hedging activities

(3) Disclosure of derivative instruments and hedging activities

The Fund follows ASC 815, Disclosures about Derivative Instruments and Hedging Activities. ASC 815 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

Derivative instruments held by the Fund do not qualify as derivative instruments held as hedging instruments, as defined in ASC 815. Instead, the Fund includes derivative instruments in its trading activity. Per the requirements of ASC 815, the Fund discloses the gains and losses on its trading activities for both derivative and nonderivative instruments in the Statement of Operations for each Series.

The Fund engages in the speculative trading of forward contracts in currency and futures contracts in a wide range of commodities, including equity markets, interest rates, food and fiber, energy, livestock and metals. ASC 815 requires entities to recognize all derivatives instruments as either assets or liabilities at fair value in the statement of financial position. Investments in forward contracts and commodity futures contracts are recorded in the Statements of Assets and Liabilities as “unrealized appreciation or depreciation on open forward contracts and futures contracts purchased and futures contracts sold.” Since the derivatives held or sold by the Fund are for speculative trading purposes, the derivative instruments are not designated as hedging instruments under the provisions of ASC 815. Accordingly, all realized gains and losses, as well as any change in net unrealized gains or losses on open positions from the preceding period, are recognized as part of the Fund’s realized and unrealized gain (loss) on investments in the Statements of Operations.

Superfund Capital Management believes futures and forward trading activity expressed as a percentage of net assets is indicative of trading activity. Information concerning the fair value of the Fund’s derivatives held long or sold short, as well as information related to the annual average volume of the Fund’s derivative activity, is as follows:

Superfund Green, L.P.

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$299,598	$—	$299,598
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(176,689)	(176,689)
Futures contracts	Futures contracts purchased	906,553	—	906,553
Futures contracts	Futures contracts sold	314,602	—	314,602

Totals		$1,520,753	$(176,689)	$1,344,064

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)
Futures contracts	Futures contracts purchased	114,873	—	114,873
Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$447,002	$(6,102)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(3,728,523)	182,501

Total		$(3,281,521)	$176,399

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(441,511)	$(538,574)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	362,848	(6,288,875)

Total		$(78,663)	$(6,827,449)

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets		Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$299,300	0.9		$(27,564)	(0.1)	$298	0.0	*	$(149,125)	(0.4)		$122,909
Currency	148,788	0.4		(153,200)	(0.4)	305,562	0.9		(5,217)	(0.0	)*	295,933
Financial	282,169	0.8		(35,118)	(0.1)	2,470	0.0	*	(13,501)	(0.0	)*	236,020
Food & Fiber	1,350	0.0	*	(110)	(0.0)*	198,242	0.6		(2,910)	(0.0	)*	196,572
Indices	515,158	1.5		(177,776)	(0.5)	—	—		(1,007)	(0.0	)*	336,375
Metals	201,333	0.6		(56,090)	(0.2)	305,050	0.9		(743,794)	(2.2)		(293,501)
Energy	180,319	0.5		(270)	(0.0)*	491,317	1.4		(221,610)	(0.6)		449,756

Totals	$1,628,417	4.7		$(450,128)	(1.3)	$1,302,939	3.8		$(1,137,164)	(3.3)		$1,344,064

*	Due to rounding

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	177	145	$994,373	$1,001,443

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,767	1,758
Financial	5,320	1,077
Food & Fiber	195	382
Indices	2,065	1,308
Metals	1,253	491
Energy	796	691
Livestock	68	205

Total	11,641	6,057

*	Based on quarterly holdings

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	196	207	$1,603,144	$1,440,368

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	3,591	785
Financial	5,965	1,015
Food & Fiber	442	272
Indices	2,426	1,715
Metals	872	309
Energy	1,138	1,405
Livestock	189	85

Total	14,819	5,793

*	Based on quarterly holdings

Superfund Green, L.P. trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$447,002	$(6,102)	$440,900
Currency	(2,487,332)	(140,051)	(2,627,383)
Financial	1,297,954	203,881	1,501,835
Food & Fiber	(1,515,280)	100,175	(1,415,105)
Indices	(347,209)	192,860	(154,349)
Metals	(2,604,899)	(560,314)	(3,165,213)
Livestock	(151,716)	(21,080)	(172,796)
Energy	2,079,959	407,030	2,486,989

Total net trading gain (loss)	$(3,281,521)	$176,399	$(3,105,122)

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Loss	Net Trading Gain (Loss)
Foreign Exchange	$(441,511)	$(538,575)	$(980,086)
Currency	(3,878,505)	(2,071,860)	(5,950,365)
Financial	7,438,782	(412,516)	7,026,266
Food & Fiber	(1,921,994)	(804,012)	(2,726,006)
Indices	(7,045,520)	(332,946)	(7,378,466)
Metals	3,760,578	(1,798,280)	1,962,298
Livestock	(562,880)	(319,080)	(881,960)
Energy	2,572,387	(550,180)	2,022,207

Total net trading loss	$(78,663)	$(6,827,449)	$(6,906,112)

Superfund Green, L.P. - Series A

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$89,246	$—	$89,246
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(62,254)	(62,254)
Futures contracts	Futures contracts purchased	309,618	—	309,618
Futures contracts	Futures contracts sold	123,836	—	123,836

Totals		$522,700	$(62,254)	$460,446

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)
Futures contracts	Futures contracts purchased	42,325	—	42,325
Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$215,582	$(15,331)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(1,192,096)	41,689

Total		$(976,514)	$26,358

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Loss on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(149,986)	$(181,120)
Futures contracts	Net realized and unrealized loss on futures and forward contracts	(184,091)	(2,001,900)

Total		$(334,077)	$(2,183,020)

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets		Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$89,181	0.5		$(9,816)	(0.1)	$65	0.0	*	$(52,438)	(0.3)		$26,992
Currency	59,819	0.4		(62,740)	(0.4)	112,612	0.7		(2,103)	(0.0	)*	107,588
Financial	113,718	0.7		(15,228)	(0.1)	1,185	0.0	*	(5,322)	(0.0	)*	94,353
Food & Fiber	915	0.0	*	—	—	71,348	0.4		(1,248)	(0.0	)*	71,015
Indices	176,408	1.1		(70,011)	(0.4)	—	—		(428)	(0.0	)*	105,969
Metals	69,944	0.4		(22,498)	(0.1)	122,925	0.7		(287,400)	(1.7)		(117,029)
Energy	59,561	0.4		(270)	(0.0)*	187,282	1.2		(75,015)	(0.5)		171,558

Totals	$569,546	3.4		$(180,563)	(1.1)	$495,417	3.0		$(423,954)	(2.5)		$460,446

*	Due to rounding

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	(0.0	)*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

*	Due to rounding

Series A average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	77	60	$367,599	$364,218

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	703	699
Financial	2,109	424
Food & Fiber	78	150
Indices	780	506
Metals	498	193
Energy	301	267
Livestock	26	78

Total	4,572	2,377

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	81	$421,962	$358,827

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,098	207
Financial	1,769	394
Food & Fiber	149	70
Indices	829	502
Metals	262	107
Energy	314	426
Livestock	57	24

Totals	4,553	1,811

*	Based on quarterly holdings

Series A trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$215,582	$(15,331)	$200,251
Currency	(959,045)	(60,781)	(1,019,826)
Financial	597,577	84,971	682,548
Food & Fiber	(634,599)	33,836	(600,763)
Indices	(69,124)	47,357	(21,767)
Metals	(1,047,970)	(215,272)	(1,263,242)
Livestock	(56,623)	(8,280)	(64,903)
Energy	977,688	159,858	1,137,546

Total net trading gain (loss)	$(976,514)	$26,358	$(950,156)

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Loss	Net Trading Gain (Loss)
Foreign Exchange	$(149,986)	$(181,120)	$(331,106)
Currency	(1,590,241)	(656,524)	(2,246,765)
Financial	2,439,482	(137,418)	2,302,064
Food & Fiber	(694,402)	(252,290)	(946,692)
Indices	(2,176,386)	(90,149)	(2,266,535)
Metals	1,374,483	(596,500)	777,983
Livestock	(206,600)	(101,340)	(307,940)
Energy	669,573	(167,679)	501,894

Total net trading loss	$(334,077)	$(2,183,020)	$(2,517,097)

Superfund Green, L.P. – Series B

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$210,352	$—	$210,352
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(114,435)	(114,435)
Futures contracts	Futures contracts purchased	596,935	—	596,935
Futures contracts	Futures contracts sold	190,766	—	190,766

Totals		$998,053	$(114,435)	$883,618

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)
Futures contracts	Futures contracts purchased	72,548	—	72,548
Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$231,420	$9,229
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(2,536,427)	140,812

Total		$(2,305,007)	$150,041

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized loss on futures and forward contracts	$(291,525)	$(357,454)
Futures contracts	Realized and unrealized gain (loss) on futures and forward contracts	546,939	(4,286,975)

Total		$255,414	$(4,644,429)

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets		Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$210,119	1.2		$(17,748)	(0.1)	$233	0.0	*	$(96,687)	(0.5)		$95,917
Currency	88,969	0.5		(90,460)	(0.5)	192,950	1.1		(3,114)	(0.0	)*	188,345
Financial	168,451	0.9		(19,890)	(0.1)	1,285	0.0	*	(8,179)	(0.0	)*	141,667
Food & Fiber	435	0.0	*	(110)	(0.0)*	126,894	0.7		(1,662)	(0.0	)*	125,557

Indices	338,750	1.9	(107,765)	(0.6)	—	—	(579)	(0.0)*	230,406
Metals	131,389	0.7	(33,592)	(0.2)	182,125	1.0	(456,394)	(2.5)	(176,472)
Energy	120,758	0.7	—	—	304,035	1.7	(146,595)	(0.9)	278,198

Totals	$1,058,871	5.9	$(269,565)	(1.5)	$807,522	4.5	$(713,210)	(3.9)	$883,618

*	Due to rounding

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	(0.0	)*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Series B average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	100	85	$626,774	$637,225

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,064	1,059
Financial	3,211	653
Food & Fiber	117	232
Indices	1,285	802
Metals	755	298
Energy	495	424
Livestock	42	127

Total	7,069	3,680

*	Based on quarterly holdings

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	121	126	$1,181,182	$1,081,541

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,493	578
Financial	4,196	621
Food & Fiber	293	202
Indices	1,597	1,213
Metals	610	202
Livestock	132	61
Energy	824	979

Totals	10,266	3,982

*	Based on quarterly holdings

Series B trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$231,420	$9,229	$240,649
Currency	(1,528,287)	(79,270)	(1,607,557)
Financial	700,377	118,910	819,287
Food & Fiber	(880,681)	66,339	(814,342)
Indices	(278,085)	145,503	(132,582)
Metals	(1,556,929)	(345,042)	(1,901,971)
Livestock	(95,093)	(12,800)	(107,893)
Energy	1,102,271	247,172	1,349,443

Total net trading gain (loss)	$(2,305,007)	$150,041	$(2,154,966)

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(291,525)	$(357,455)	$(648,980)
Currency	(2,288,264)	(1,415,336)	(3,703,600)
Financial	4,999,300	(275,098)	4,724,202
Food & Fiber	(1,227,592)	(551,722)	(1,779,314)
Indices	(4,869,134)	(242,797)	(5,111,931)
Metals	2,386,095	(1,201,780)	1,184,315
Livestock	(356,280)	(217,740)	(574,020)
Energy	1,902,814	(382,501)	1,520,313

Total net trading gain (loss)	$255,414	$(4,644,429)	$(4,389,015)

Due from/to Brokers	12 Months Ended
Dec. 31, 2012
Due from/to Brokers

(4) Due from/to Brokers

Due from brokers consist of proceeds from securities sold. Amounts due from brokers may be restricted to the extent that they serve as deposits for securities sold short. Amounts due to brokers represent margin borrowings that are collateralized by certain securities. As of December 31, 2012, there were no amounts due to brokers.

In the normal course of business, all of the Fund’s marketable securities transactions, money balances and marketable security positions are transacted with brokers. The Fund is subject to credit risk to the extent any broker with whom it conducts business is unable to fulfill contractual obligations on its behalf. On October 31, 2011, MF Global, one of the Fund’s former clearing brokers at the time, reported to the SEC and the Commodity Futures Trading Commission (“CFTC”) possible deficiencies in customer segregated accounts held at the firm. As a result, the SEC and CFTC determined that a liquidation proceeding led by the Securities Investor Protection Corporation (“SIPC”) would be the safest and most prudent course of action to protect customer accounts and assets, and SIPC initiated the liquidation of MF Global under the Securities Investor Protection Act. Superfund Capital Management closely monitored MF Global in the weeks prior to October 31, 2011 and began reducing the Fund’s exposure to MF Global. In October, total trading positions and assets of the Fund held at MF Global were reduced and steps were initiated to transfer all remaining positions and assets from MF Global to other clearing brokers prior to the bankruptcy filing. In the fourth quarter of 2011, the SIPC liquidation Trustee announced that the shortfall in the customer segregated funds account could be as much as 22% or more. After consideration of the Fund’s exposure, Superfund Capital Management caused the Fund to take a reserve to account for the Fund’s estimated exposure to such 22% shortfall. Series A recorded a reserve that reduced the net asset value by approximately $337,000 and Series B recorded a reserve that reduced the net asset value by approximately $529,000 as of December 31, 2011.

Since the Fund’s initial reserve was taken, an active market developed for MF Global claims similar to the Fund’s. As a result, Superfund Capital Management received bids from third parties for the purchase of the Fund’s MF Global claims. Following this process, Superfund Capital Management determined it was in the best interests of the Fund to sell its MF Global claims, and the Fund closed on the sale in the amount of $904,087 for Series A and $1,736,710 for Series B on June 11, 2012. Although the sale did not close until June 11, 2012, Superfund Capital Management recognized the change in reserve prior to closing the Fund’s books effective May 31, 2012. Because the sale price did not match the amount of the Fund’s assets on deposit at MF Global as reduced by the reserve, each Series recognized a change in value as of May 31, 2012 as a result of the sale. Such change in reserve is presented as “Gain/Loss on MF Global” on the Statements of Operations. Due to the manner in which each Series’ assets were held at MF Global, the sale price for Series A’s claim was slightly more than the carrying amount of Series A’s assets on deposit at MF Global (as reduced by the amount the reserve taken, as described above), while the sales price for Series B’s claim was slightly less than the carrying amount of Series B’s assets on deposit at MF Global (as reduced by the amount of the reserve taken, as described above). As a result, on May 31, 2012, the net asset value of the Series A Units increased by approximately 0.13% (or approximately $1.82 per Unit) and the net asset value of the Series B Units was reduced by approximately 0.12% (or approximately $1.92 per Unit). Following this sale, the Fund no longer has any exposure to MF Global.

Allocation of Net Profits and Losses	12 Months Ended
Dec. 31, 2012
Allocation of Net Profits and Losses

(5) Allocation of Net Profits and Losses

In accordance with the Sixth Amended and Restated Limited Partnership Agreement, net profits and losses of the Fund are allocated to partners according to their respective interests in the Fund as of the beginning of each month.

Subscriptions received in advance, if any, represent cash received prior to December 31 for contributions of the subsequent month and do not participate in the earnings of the Fund until the following January.

Related Party Transactions	12 Months Ended
Dec. 31, 2012
Related Party Transactions

(6) Related Party Transactions

Superfund Capital Management shall be paid a management fee equal to one-twelfth of 1.85% of month-end net assets (1.85% per annum) of net assets, ongoing offering expenses equal to one-twelfth of 1% of month-end net assets (1% per annum), not to exceed the amount of actual expenses incurred, and monthly operating expenses equal to one-twelfth of 0.15% of month-end net assets (0.15% per annum), not to exceed the amount of actual expenses incurred. Superfund Capital Management will also be paid a monthly performance/incentive fee equal to 25% of the new appreciation without respect to interest income. Trading losses will be carried forward and no further performance/incentive fee may be paid until the prior losses have been recovered. In addition, Superfund Asset Management, LLC, an affiliate of Superfund Capital Management, serves as the introducing broker for the Fund’s futures transactions and receives a portion of the brokerage commissions paid by the Fund in connection with its futures trading, Superfund USA, an entity related to Superfund Capital Management by common ownership, shall be paid monthly selling commissions equal to one-twelfth of 4% (4% per annum) of the month-end net asset value of the Fund. However, the maximum cumulative selling commission per Unit is limited to 10% of the initial public offering price of Units sold. Selling commissions charged as of the end of each month in excess of 10% of the initial public offering price of Units sold shall not be paid out to any selling agent but shall instead be held in a separate account. Accrued monthly performance fees, if any, will then be charged against both net assets of the Fund as of month-end, as well as against amounts held in the separate account. Any increase or decrease in net assets and any accrued interest will then be credited or charged to each investor (a “Limited Partner”) on a pro rata basis. The remainder of the amounts held in the separate account, if any, shall then be reinvested in Units as of such month-end, at the current net asset value, for the benefit of the appropriate Limited Partner. The amount of any distribution to a Limited Partner, any amount paid to a Limited Partner on redemption of Units and any redemption fee paid to Superfund Capital Management upon the redemption of Units will be charged to that Limited Partner. Selling commissions are shown gross on the statement of operations and amounts over the 10% selling commission threshold are rebated to the Limited Partner by purchasing Units of the Fund. For the year ended December 31, 2012, rebated selling commissions amounted to $0 for Series A and $0 for Series B.

As of December 31, 2012, Superfund Capital Management owned 386.799 Units of Series A, representing 2.64% of the total issued Units of Series A, and 543.012 Units of Series B, representing 3.46% of the total issued Units of Series B, having a combined value of $1,057,576. Losses allocated to Units of Series A and Series B owned by Superfund Capital Management were $95,212 for the year ended December 31, 2012. Selling commissions over the 10% threshold in the amount of $14,605 were rebated to Superfund Capital Management during this period through the purchase of 11.235 Units of Series B. Superfund Capital Management did not make any other contributions to or withdrawals from either Series during this period. Superfund Capital Management’s ownership of Units of Series A and Series B is included in the overall changes in capital activity reported in the Statements of Changes in Net Assets.

Financial Highlights	12 Months Ended
Dec. 31, 2012
Financial Highlights

(7) Financial Highlights

Financial highlights for the year ended December 31, 2012, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global	(13.7)%	(18.0)%
Incentive fees	0.0	0.0
MF Global (See Note 4)	0.3	(0.2)

Total return after incentive fees	(13.4)%	(18.2)%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.0%	10.0%
Incentive fees	0.0	0.0
MF Global (See Note 4)	(0.2)	0.1

Total expenses	8.8%	10.1%

Net investment loss	(8.8)%	(10.1)%
Net asset value per unit, beginning of year	$1,306.48	$1,391.44
Net investment loss	(110.86)	(132.68)
Net loss on investments	(65.13)	(120.11)

Net asset value per unit, end of year	$1,130.49	$1,138.65

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$(161.72)	$(243.71)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$(175.99)	$(252.79)

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global	(14.8)%	(20.3)%
Incentive fees	0.0	0.0
MF Global (See Note 4)	(0.9)%	(1.3)%

Total return after incentive fees	(15.7)%	(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%	9.2%
Incentive fees	0.0	0.0
MF Global (See Note 4)	0.9%	1.1%

Total expenses	9.4%	10.3%

Net investment loss	(9.4)%	(10.2)%
Net asset value per unit, beginning of year	$1,550.72	$1,773.52
Net investment loss	(143.34)	(178.54)
Net loss on investments	(100.90)	(203.54)
Net asset value per unit, end of year	$1,306.48	$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$(244.24)	$(382.08)

Financial Instrument Risk	12 Months Ended
Dec. 31, 2012
Financial Instrument Risk

(8) Financial Instrument Risk

In the normal course of its business, the Fund is party to financial instruments with off-balance sheet risk, including derivative financial instruments and derivative commodity instruments. The term “off-balance sheet risk” refers to an unrecorded potential liability that, even though it does not appear on the balance sheet, may result in a future obligation or loss. These financial instruments may include forwards, futures and options, whose values are based upon an underlying asset, index or reference rate, and generally represent future commitments to exchange currencies or cash flows, to purchase or sell other financial instruments at specific terms at specific future dates, or, in the case of derivative commodity instruments, to have a reasonable possibility to be settled in cash, through physical delivery or with another financial instrument. These instruments may be traded on an exchange or OTC. Exchange traded instruments are standardized and include futures and certain option contracts. OTC contracts are negotiated between contracting parties and include forwards and certain options. Each of these instruments is subject to various risks similar to those related to the underlying financial instruments including market and credit risk. In general, the risks associated with OTC contracts are greater than those associated with exchange traded instruments because of the greater risk of default by the counterparty to an OTC contract.

For the Fund, gross unrealized gains and losses related to exchange traded futures were $2,631,758 and $1,410,603, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $299,598 and $176,689, respectively, at December 31, 2012.

For Series A, gross unrealized gains and losses related to exchange traded futures were $975,717 and $542,263, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $89,246 and $62,254, respectively, at December 31, 2012.

For Series B, gross unrealized gains and losses related to exchange traded futures were $1,656,041 and $868,340, respectively, and gross unrealized gains and losses related to non-exchange traded forwards were $210,352 and $114,435, respectively, at December 31, 2012.

Market risk is the potential for changes in the value of the financial instruments traded by the Fund due to market changes, including interest and foreign exchange rate movements and fluctuations in commodity prices. In entering into these contracts, there exists a market risk that such contracts may be significantly influenced by conditions, such as interest rate volatility, resulting in such contracts being less valuable. If the markets should move against all of the futures interest positions at the same time, and Superfund Capital Management is unable to offset such positions, the Fund could experience substantial losses.

Credit risk is the possibility that a loss may occur due to the failure of a counterparty to perform according to the terms of a contract. Credit risk with respect to exchange-traded instruments is reduced to the extent that an exchange or clearing organization acts as a counterparty to the transactions. The Fund’s risk of loss in the event of counterparty default is typically limited to the amounts recognized in the statements of assets and liabilities and not represented by the contract or notional amounts of the instruments. As the Fund’s assets are held in segregated accounts with futures commission merchants, the Fund has credit risk and concentration risk. The Fund’s futures commission merchants are currently ADM Investor Services, Inc. and Barclays Capital Inc. Prior to its insolvency, the Fund used MF Global, Inc. as one of its futures commission merchants. See Note 4 for MF Global discussion.

Superfund Capital Management monitors and attempts to control the Fund’s risk exposure on a daily basis through financial, credit and risk management monitoring systems, and accordingly believes that it has effective procedures for evaluating and limiting the credit and market risks to which the Fund is subject. These monitoring systems allow Superfund Capital Management to statistically analyze actual trading results with risk adjusted performance indicators and correlation statistics. In addition, on-line monitoring systems provide account analysis of futures and forward positions by sector, margin requirements, gain and loss transactions and collateral positions.

The majority of these instruments mature within one year of December 31, 2012. However, due to the nature of the Fund’s business, these instruments may not be held to maturity.

Subscriptions and Redemptions	12 Months Ended
Dec. 31, 2012
Subscriptions and Redemptions

(9) Subscriptions and Redemptions

Investors must submit subscriptions at least five business days prior to the applicable month-end closing date and they will be accepted once payments are received and cleared. All subscription funds are required to be promptly transmitted to the escrow agent, HSBC Bank USA. Subscriptions must be accepted or rejected by Superfund Capital Management within five business days of receipt, and the settlement date for the deposit of subscription funds in escrow must be within five business days of acceptance. No fees or costs will be assessed on any subscription while held in escrow, irrespective of whether the subscription is accepted or the subscription funds are returned.

A Limited Partner may request any or all of his investment in such Series be redeemed by such Series at the net asset value of a Unit within such Series as of the end of each month, subject to a minimum redemption of $1,000 and subject further to such Limited Partner having an investment in such Series, after giving effect to the requested redemption, at least equal to the minimum initial investment amount of $10,000. Limited Partners must transmit a written request of such withdrawal to Superfund Capital Management not less than five business days prior to the end of the month (or such shorter period as permitted by Superfund Capital Management) as of which redemption is to be effective. Redemptions will generally be paid within twenty days after the date of redemption. However, in special circumstances, including, but not limited to, inability to liquidate dealers’ positions as of a redemption date or default or delay in payments due to each Series from clearing brokers, banks or other persons or entities, each Series may in turn delay payment to persons requesting redemption of the proportionate part of the net assets of each Series represented by the sums that are the subject of such default or delay. The Fund’s prospectus provides “if the net asset value per Unit within a Series as of the end of any business day declines by 50% or more from either the prior year-end or the prior month-end Unit value of such Series, Superfund Capital Management will suspend trading activities, notify all Limited Partners within such Series of the relevant facts within seven business days and declare a special redemption period.”

Indemnification	12 Months Ended
Dec. 31, 2012
Indemnification

(10) Indemnification

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

Subsequent events	12 Months Ended
Dec. 31, 2012
Subsequent events

(11) Subsequent events

Superfund Capital Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Basis of Presentation

(a) Basis of Presentation

Pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”), audited financial statements are prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and presented for the Fund as a whole, as the SEC registrant, and for Series A and Series B individually. For the avoidance of doubt, the debts, liabilities, obligations and expenses incurred, contracted for or otherwise existing with respect to a particular Series shall be enforceable only against the assets of such Series and not against the assets of the Fund generally or any other Series. Accordingly, the assets of one Series of the Fund include only those funds and other assets that are paid to, held by or distributed to the Fund on account of and for the benefit of that Series, including, without limitation, funds delivered to the Fund for the purchase of Units in that Series.

Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

(b) Valuation of Investments in Futures Contracts, Forward Contracts and U.S Treasury Bills

All commodity interests (including derivative financial instruments and derivative commodity instruments) are used for trading purposes. The commodity interests are recorded on a trade date basis and open contracts are recorded in the statements of assets and liabilities at fair value on the last business day of the period, which represents market value for those commodity interests for which market quotes are readily available.

Exchange-traded futures contracts are valued at settlement prices published by the recognized exchange. Any spot and forward foreign currency contracts held by the Fund will be valued at published settlement prices or at dealers’ quotes. The Fund uses the amortized cost method for valuing U.S. Treasury Bills due to the short-term nature of such instruments; accordingly, the cost of securities plus accreted discount, or minus amortized premium, approximates fair value (See Note (2)(h) – Fair Value Measurements).

Translation of Foreign Currency

(c) Translation of Foreign Currency

Assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the period end exchange rates. Purchases and sales of investments and income and expenses that are denominated in foreign currencies are translated into U.S. dollar amounts on the transaction date. Adjustments arising from foreign currency transactions are reflected in the statements of operations.

The Fund does not isolate that portion of the results of operations arising from the effect of changes in foreign exchange rates on investments from fluctuations from changes in market prices of investments held. Such fluctuations are included in net realized and unrealized gain (loss) on investments in the statements of operations.

Investment Transactions, Investment Income and Expenses

(d) Investment Transactions, Investment Income and Expenses

Investment transactions are accounted for on a trade-date basis. Interest income and expenses are recognized on the accrual basis. The Fund uses the amortized cost method for valuing U.S. Treasury Bills. Operating expenses of the Fund are allocated to each Series in proportion to the net asset value of the Series at the beginning of each month. Expenses directly attributable to a particular Series are charged directly to that Series.

Gains or losses are realized when contracts are liquidated. Unrealized gains and losses on open contracts (the difference between contract trade price and market price) are reported in the statements of financial condition as a net gain or loss, as there exists a right of offset of unrealized gains or losses in accordance with Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 210-20, Offsetting – Balance Sheet.

Income Taxes

(e) Income Taxes

The Fund does not record a provision for U.S. income taxes because the partners report their share of the Fund’s income or loss on their returns. The financial statements reflect the Fund’s transactions without adjustment, if any, required for income tax purposes.

Superfund Capital Management has evaluated the application of ASC 740, Income Taxes (“ASC 740”) to the Fund, to determine whether or not there are uncertain tax positions that require financial statement recognition. Based on this evaluation, the Fund has determined no reserves for uncertain tax position are required to be recorded as a result of the application of ASC 740. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months. As a result, no income tax liability or expense has been recorded in the accompanying financial statements. The Fund files federal and various state tax returns. The 2009 through 2012 tax years generally remain subject to examination by the U.S. federal and most state tax authorities.

Use of Estimates

(f) Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Recently Issued Accounting Pronouncements

(g) Recently Issued Accounting Pronouncements

ASU 2011-11

In December 2011, FASB issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). ASU 2011-11 requires disclosures to make financial statements that are prepared under U.S. GAAP more comparable to those prepared under International Financial Reporting Standards (“IFRS”). The new disclosure requirements mandate that entities disclose both gross and net information about instruments and transactions eligible for offset in the statement of assets and liabilities as well as instruments and transactions subject to an agreement similar to a master netting arrangement. In addition, ASU 2011-11 requires disclosure of collateral received and posted in connection with master netting agreements or similar arrangements. New disclosures are required for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. Superfund Capital Management is evaluating the impact of ASU 2011-11 on the financial statements and disclosures.

In January 2013, the FASB issued guidance to clarify the scope of disclosures about offsetting assets and liabilities. The amendments clarify that the scope of guidance issued in December 2011 to enhance disclosures around financial instrument and derivative instruments that are either (a) offset, or (b) subject to a master netting agreement or similar agreement, irrespective of whether they are offset, applies to derivatives, including bifurcated embedded derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and securities lending transactions that are either offset or subject to an enforceable master netting arrangement or similar agreement. The amendments are effective for interim and annual periods beginning on or after January 1, 2013. Adoption is not expected to have a material impact on the Funds’ financial statements.

ASU 2011-04

In May 2011, FASB issued ASU No. 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. ASU 2011-04 includes common requirements for measurement of and disclosure about fair value between U.S. GAAP and IFRS. ASU 2011-04 will require reporting entities to disclose the following information for fair value measurements categorized within Level 3 of the fair value hierarchy: quantitative information about the unobservable inputs used in the fair value measurement, the valuation processes used by the reporting entity and a narrative description of the sensitivity of the fair value measurement to changes in unobservable inputs and the interrelationships between those unobservable inputs. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Fund adopted ASU 2011-04 as of January 1, 2012. The adoption of the provisions of ASU 2011-04 has not had a material impact on the Fund’s financial statement disclosures.

Fair Value Measurements

(h) Fair Value Measurements

The Fund follows ASC 820, Fair Value Measurements and Disclosures (“ASC 820”). ASC 820 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under ASC 820 are described below:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities.

Level 2	Quoted prices in markets that are not considered to be active or financial instruments for which all significant inputs are observable,either directly or indirectly.

Level 3	Prices or valuations that require inputs that are both significant to the fair value measurement and unobservable.

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. In determining fair value, the Fund separates its financial instruments into two categories: U.S. government securities and derivative contracts.

U.S. Government Securities. The Fund’s only market exposure in instruments held other than for trading is in its U.S. Treasury Bill portfolio. As the Fund uses the amortized cost method for valuing its U.S. Treasury Bill portfolio, which approximates fair value, this portfolio is classified within level 2 of the fair value hierarchy.

Derivative Contracts. Derivative contracts can be exchange-traded or over-the-counter (“OTC”). Exchange-traded derivatives typically fall within level 1 or level 2 of the fair value hierarchy depending on whether they are deemed to be actively traded or not. The Fund has exposure to exchange-traded derivative contracts through the Fund’s trading of exchange-traded futures contracts. The Fund’s exchange-traded futures contract positions are valued daily at settlement prices published by the applicable exchanges. In such cases, provided they are deemed to be actively traded, exchange-traded derivatives are classified within level 1 of the fair value hierarchy. Less actively traded exchange-traded derivatives fall within level 2 of the fair value hierarchy.

OTC derivatives are valued using market transactions and other market evidence whenever possible, including market-based inputs to models, model calibration to market-clearing transactions, broker or dealer quotations, or alternative pricing sources with reasonable levels of price transparency. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument as well as the availability of pricing information in the market. For OTC derivatives that trade in liquid markets, such as generic forwards and swaps, model inputs can generally be verified and model selection does not involve significant management judgment. The OTC derivatives held by the Fund may include forwards and swaps. Spot and forward foreign currency contracts held by the Fund are valued at published daily settlement prices or at dealers’ quotes. The Fund’s forward and swap positions are typically classified within level 2 of the fair value hierarchy.

Certain OTC derivatives traded in less liquid markets with limited pricing information, and the determination of fair value for these derivatives is inherently more difficult. Such instruments are classified within level 3 of the fair value hierarchy. Where the Fund does not have corroborating market evidence to support significant model inputs and cannot verify the model to market transactions, transaction price is initially used as the best estimate of fair value. Accordingly, when a pricing model is used to value such an instrument, the model is adjusted so that the model value at inception equals the transaction price. The valuations of these less liquid OTC derivatives are typically based on level 1 and/or level 2 inputs that can be observed in the market, as well as unobservable level 3 inputs. Subsequent to initial recognition, the Fund updates the level 1 and level 2 inputs to reflect observable market changes, with resulting gains and losses reflected within level 3. Level 3 inputs are only changed when corroborated by evidence such as similar market transactions, third-party pricing services and/or broker or dealer quotations, or other empirical market data. In circumstances where the Fund cannot verify the model value to market transactions, it is possible that a different valuation model could produce a materially different estimate of fair value. The Fund attempts to avoid holding less liquid OTC derivatives. However, once held, the market for any particular derivative contract could become less liquid during the holding period.

As of and during the years ended December 31, 2012 and December 31, 2011, the Fund held no investments or derivative contracts valued using level 3 inputs.

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2012:

Superfund Green, L.P.

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$299,598	$—	$299,598	$—
Futures contracts sold	314,602	314,602	—	—
Futures contracts purchased	906,553	906,553	—	—

Total Assets Measured at Fair Value	$1,520,753	$1,221,155	$299,598	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$176,689	$—	$176,689	$—

Total Liabilities Measured at Fair Value	$176,689	$—	$176,689	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$89,246	$—	$89,246	$—
Futures contracts sold	123,836	123,836	—	—
Futures contracts purchased	309,618	309,618	—	—

Total Assets Measured at Fair Value	$522,700	$433,454	$89,246	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$62,254	$—	$62,254	$—

Total Liabilities Measured at Fair Value	$62,254	$—	$62,254	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$210,352	$—	$210,352	$—
Futures contracts sold	190,766	190,766	—	—
Futures contracts purchased	596,935	596,935	—	—

Total Assets Measured at Fair Value	$998,053	$787,801	$210,352	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$114,435	$—	$114,435	$—

Total Liabilities Measured at Fair Value	$114,435	$—	$114,435	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Green, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—
Unrealized appreciation on open forward contracts	372,011	—	372,011	—
Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	$—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—
Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—
Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

For the years ended December 31, 2012 and 2011, there were no transfers between Level 1 and Level 2 assets and liabilities.

Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Valuation of Fund's Assets and Liabilities

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2012:

Superfund Green, L.P.

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$299,598	$—	$299,598	$—
Futures contracts sold	314,602	314,602	—	—
Futures contracts purchased	906,553	906,553	—	—

Total Assets Measured at Fair Value	$1,520,753	$1,221,155	$299,598	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$176,689	$—	$176,689	$—

Total Liabilities Measured at Fair Value	$176,689	$—	$176,689	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$89,246	$—	$89,246	$—
Futures contracts sold	123,836	123,836	—	—
Futures contracts purchased	309,618	309,618	—	—

Total Assets Measured at Fair Value	$522,700	$433,454	$89,246	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$62,254	$—	$62,254	$—

Total Liabilities Measured at Fair Value	$62,254	$—	$62,254	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2012	Level 1	Level 2	Level 3
ASSETS
Unrealized appreciation on open forward contracts	$210,352	$—	$210,352	$—
Futures contracts sold	190,766	190,766	—	—
Futures contracts purchased	596,935	596,935	—	—

Total Assets Measured at Fair Value	$998,053	$787,801	$210,352	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$114,435	$—	$114,435	$—

Total Liabilities Measured at Fair Value	$114,435	$—	$114,435	$—

The following table summarizes the valuation of the Fund’s assets and liabilities by the ASC 820 fair value hierarchy as of December 31, 2011:

Superfund Green, L.P.

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$17,650,000	$—	$17,650,000	$—
Unrealized appreciation on open forward contracts	372,011	—	372,011	—
Futures contracts sold	923,781	923,781	—	—
Futures contracts purchased	114,873	114,873	—	—

Total Assets Measured at Fair Value	$19,060,665	$1,038,654	$18,022,011	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$243,000	$—	$243,000	$—

Total Liabilities Measured at Fair Value	$243,000	$—	$243,000	$—

Superfund Green, L.P.—Series A

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$8,300,000	$—	$8,300,000	$—
Unrealized appreciation on open forward contracts	129,634	—	129,634	—
Futures contracts sold	349,440	349,440	—	—
Futures contracts purchased	42,325	42,325	—	—

Total Assets Measured at Fair Value	$8,821,399	$391,765	$8,429,634	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$87,311	$—	$87,311	$—

Total Liabilities Measured at Fair Value	$87,311	$—	$87,311	$—

Superfund Green, L.P.—Series B

	Balance December 31, 2011	Level 1	Level 2	Level 3
ASSETS
U.S. Government securities	$9,350,000	$—	$9,350,000	$—
Unrealized appreciation on open forward contracts	242,377	—	242,377	—
Futures contracts sold	574,341	574,341	—	—
Futures contracts purchased	72,548	72,548	—	—

Total Assets Measured at Fair Value	$10,239,266	$646,889	$9,592,377	$—

LIABILITIES
Unrealized depreciation on open forward contracts	$155,689	$—	$155,689	$—

Total Liabilities Measured at Fair Value	$155,689	$—	$155,689	$—

Disclosure of derivative instruments and hedging activities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Funds Derivatives by Instrument Type

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$299,598	$—	$299,598
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(176,689)	(176,689)
Futures contracts	Futures contracts purchased	906,553	—	906,553
Futures contracts	Futures contracts sold	314,602	—	314,602

Totals		$1,520,753	$(176,689)	$1,344,064

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$372,011	$—	$372,011
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(243,000)	(243,000)
Futures contracts	Futures contracts purchased	114,873	—	114,873
Futures contracts	Futures contracts sold	923,781	—	923,781

Totals		$1,410,665	$(243,000)	$1,167,665

Effects of Derivative Instruments on Statement of Operations

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$447,002	$(6,102)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(3,728,523)	182,501

Total		$(3,281,521)	$176,399

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(441,511)	$(538,574)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	362,848	(6,288,875)

Total		$(78,663)	$(6,827,449)

Gross and Net Unrealized Gains and Losses by Long and Short Positions

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets		Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$299,300	0.9		$(27,564)	(0.1)	$298	0.0	*	$(149,125)	(0.4)		$122,909
Currency	148,788	0.4		(153,200)	(0.4)	305,562	0.9		(5,217)	(0.0	)*	295,933
Financial	282,169	0.8		(35,118)	(0.1)	2,470	0.0	*	(13,501)	(0.0	)*	236,020
Food & Fiber	1,350	0.0	*	(110)	(0.0)*	198,242	0.6		(2,910)	(0.0	)*	196,572
Indices	515,158	1.5		(177,776)	(0.5)	—	—		(1,007)	(0.0	)*	336,375
Metals	201,333	0.6		(56,090)	(0.2)	305,050	0.9		(743,794)	(2.2)		(293,501)
Energy	180,319	0.5		(270)	(0.0)*	491,317	1.4		(221,610)	(0.6)		449,756

Totals	$1,628,417	4.7		$(450,128)	(1.3)	$1,302,939	3.8		$(1,137,164)	(3.3)		$1,344,064

*	Due to rounding

Superfund Green, L.P. gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets	Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$17,051	0.0	*	$(72,108)	(0.1)	$354,960	0.6	$(170,892)	(0.3)	$129,011
Currency	197,746	0.3		(6,098)	(0.0)*	260,294	0.4	(15,958)	(0.0)*	435,984
Financial	130,897	0.1		(98,758)	(0.2)	—	—	—	—	32,139
Food & Fiber	66,564	0.1		(5,688)	(0.0)*	216,359	0.3	(180,838)	(0.3)	96,397
Indices	49,517	0.1		(4,144)	(0.0)*	188,120	0.3	(89,978)	(0.1)	143,515
Metals	—	—		(79,729)	(0.1)	452,224	0.7	(105,682)	(0.2)	266,813
Energy	285	0.0	*	(135,719)	(0.2)	183,020	0.3	(4,860)	(0.0)*	42,726
Livestock	—	—		—	—	43,860	0.1	(22,780)	(0.0)*	21,080

Totals	$462,060	0.6		$(402,244)	(0.6)	$1,698,837	2.7	$(590,988)	(0.9)	$1,167,665

*	Due to rounding

Average Contract Volume by Market Sector

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	177	145	$994,373	$1,001,443

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,767	1,758
Financial	5,320	1,077
Food & Fiber	195	382
Indices	2,065	1,308
Metals	1,253	491
Energy	796	691
Livestock	68	205

Total	11,641	6,057

*	Based on quarterly holdings

Superfund Green, L.P. average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	196	207	$1,603,144	$1,440,368

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	3,591	785
Financial	5,965	1,015
Food & Fiber	442	272
Indices	2,426	1,715
Metals	872	309
Energy	1,138	1,405
Livestock	189	85

Total	14,819	5,793

*	Based on quarterly holdings

Funds Trading Results by Market Sector

Superfund Green, L.P. trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$447,002	$(6,102)	$440,900
Currency	(2,487,332)	(140,051)	(2,627,383)
Financial	1,297,954	203,881	1,501,835
Food & Fiber	(1,515,280)	100,175	(1,415,105)
Indices	(347,209)	192,860	(154,349)
Metals	(2,604,899)	(560,314)	(3,165,213)
Livestock	(151,716)	(21,080)	(172,796)
Energy	2,079,959	407,030	2,486,989

Total net trading gain (loss)	$(3,281,521)	$176,399	$(3,105,122)

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Loss	Net Trading Gain (Loss)
Foreign Exchange	$(441,511)	$(538,575)	$(980,086)
Currency	(3,878,505)	(2,071,860)	(5,950,365)
Financial	7,438,782	(412,516)	7,026,266
Food & Fiber	(1,921,994)	(804,012)	(2,726,006)
Indices	(7,045,520)	(332,946)	(7,378,466)
Metals	3,760,578	(1,798,280)	1,962,298
Livestock	(562,880)	(319,080)	(881,960)
Energy	2,572,387	(550,180)	2,022,207

Total net trading loss	$(78,663)	$(6,827,449)	$(6,906,112)

SERIES A
Fair Value of Funds Derivatives by Instrument Type

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$89,246	$—	$89,246
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(62,254)	(62,254)
Futures contracts	Futures contracts purchased	309,618	—	309,618
Futures contracts	Futures contracts sold	123,836	—	123,836

Totals		$522,700	$(62,254)	$460,446

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$129,634	$—	$129,634
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(87,311)	(87,311)
Futures contracts	Futures contracts purchased	42,325	—	42,325
Futures contracts	Futures contracts sold	349,440	—	349,440

Totals		$521,399	$(87,311)	$434,088

Effects of Derivative Instruments on Statement of Operations

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain (loss) on futures and forward contracts	$215,582	$(15,331)
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(1,192,096)	41,689

Total		$(976,514)	$26,358

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Loss on Derivatives Recognized in Income	Net Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized loss on futures and forward contracts	$(149,986)	$(181,120)
Futures contracts	Net realized and unrealized loss on futures and forward contracts	(184,091)	(2,001,900)

Total		$(334,077)	$(2,183,020)

Gross and Net Unrealized Gains and Losses by Long and Short Positions

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets		Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$89,181	0.5		$(9,816)	(0.1)	$65	0.0	*	$(52,438)	(0.3)		$26,992
Currency	59,819	0.4		(62,740)	(0.4)	112,612	0.7		(2,103)	(0.0	)*	107,588
Financial	113,718	0.7		(15,228)	(0.1)	1,185	0.0	*	(5,322)	(0.0	)*	94,353
Food & Fiber	915	0.0	*	—	—	71,348	0.4		(1,248)	(0.0	)*	71,015
Indices	176,408	1.1		(70,011)	(0.4)	—	—		(428)	(0.0	)*	105,969
Metals	69,944	0.4		(22,498)	(0.1)	122,925	0.7		(287,400)	(1.7)		(117,029)
Energy	59,561	0.4		(270)	(0.0)*	187,282	1.2		(75,015)	(0.5)		171,558

Totals	$569,546	3.4		$(180,563)	(1.1)	$495,417	3.0		$(423,954)	(2.5)		$460,446

*	Due to rounding

Superfund Green, L.P. – Series A gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$7,369	0.0	*	$(24,481)	(0.1)	$122,265	0.4		$(62,830)	(0.2)	$42,323
Currency	77,234	0.2		(2,408)	(0.0)*	98,600	0.3		(5,057)	(0.0)*	168,369
Financial	47,673	0.1		(38,291)	(0.1)	—	—		—	—	9,382
Food & Fiber	25,776	0.1		(1,563)	(0.0)*	79,767	0.2		(66,801)	(0.2)	37,179
Indices	17,854	0.1		(1,435)	(0.0)*	75,259	0.2		(33,066)	(0.1)	58,612
Metals	—	—		(28,975)	(0.1)	167,018	0.5		(39,800)	(0.1)	98,243
Energy	30	(0.0	)*	(53,570)	(0.2)	70,100	0.2		(4,860)	(0.0)*	11,700
Livestock	—	—		—	—	17,370	0.0	*	(9,090)	(0.0)*	8,280

Totals	$175,936	0.5		$(150,723)	(0.5)	$630,379	1.8		$(221,504)	(0.6)	$434,088

*	Due to rounding

Average Contract Volume by Market Sector

Series A average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	77	60	$367,599	$364,218

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	703	699
Financial	2,109	424
Food & Fiber	78	150
Indices	780	506
Metals	498	193
Energy	301	267
Livestock	26	78

Total	4,572	2,377

*	Based on quarterly holdings

Series A average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	75	81	$421,962	$358,827

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,098	207
Financial	1,769	394
Food & Fiber	149	70
Indices	829	502
Metals	262	107
Energy	314	426
Livestock	57	24

Totals	4,553	1,811

*	Based on quarterly holdings

Funds Trading Results by Market Sector

Series A trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$215,582	$(15,331)	$200,251
Currency	(959,045)	(60,781)	(1,019,826)
Financial	597,577	84,971	682,548
Food & Fiber	(634,599)	33,836	(600,763)
Indices	(69,124)	47,357	(21,767)
Metals	(1,047,970)	(215,272)	(1,263,242)
Livestock	(56,623)	(8,280)	(64,903)
Energy	977,688	159,858	1,137,546

Total net trading gain (loss)	$(976,514)	$26,358	$(950,156)

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Loss	Net Trading Gain (Loss)
Foreign Exchange	$(149,986)	$(181,120)	$(331,106)
Currency	(1,590,241)	(656,524)	(2,246,765)
Financial	2,439,482	(137,418)	2,302,064
Food & Fiber	(694,402)	(252,290)	(946,692)
Indices	(2,176,386)	(90,149)	(2,266,535)
Metals	1,374,483	(596,500)	777,983
Livestock	(206,600)	(101,340)	(307,940)
Energy	669,573	(167,679)	501,894

Total net trading loss	$(334,077)	$(2,183,020)	$(2,517,097)

SERIES B
Fair Value of Funds Derivatives by Instrument Type

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2012, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2012	Liability Derivatives at December 31, 2012	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$210,352	$—	$210,352
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(114,435)	(114,435)
Futures contracts	Futures contracts purchased	596,935	—	596,935
Futures contracts	Futures contracts sold	190,766	—	190,766

Totals		$998,053	$(114,435)	$883,618

The fair value of the Fund’s derivatives by instrument type, as well as the location of those instruments on the Statement of Assets and Liabilities, as of December 31, 2011, is as follows:

Type of Instrument	Statement of Assets and Liabilities Location	Asset Derivatives at December 31, 2011	Liability Derivatives at December 31, 2011	Net
Foreign exchange contracts	Unrealized appreciation on open forward contracts	$242,377	$—	$242,377
Foreign exchange contracts	Unrealized depreciation on open forward contracts	—	(155,689)	(155,689)
Futures contracts	Futures contracts purchased	72,548	—	72,548
Futures contracts	Futures contracts sold	574,341	—	574,341

Totals		$889,266	$(155,689)	$733,577

Effects of Derivative Instruments on Statement of Operations

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2012:

Derivatives not Designated as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Net Realized Gain (Loss) on Derivatives Recognized in Income	Net Change in Unrealized Appreciation on Derivatives Recognized in Income
Foreign exchange contracts	Net realized and unrealized gain on futures and forward contracts	$231,420	$9,229
Futures contracts	Net realized and unrealized gain (loss) on futures and forward contracts	(2,536,427)	140,812

Total		$(2,305,007)	$150,041

Effects of Derivative Instruments on the Statement of Operations for the Year Ended December 31, 2011:

Derivatives Not Accounted for as Hedging Instruments under ASC 815	Location of Gain (Loss) on Derivatives Recognized in Income	Realized Gain (Loss) on Derivatives Recognized in Income	Change in Unrealized Depreciation on Derivatives Recognized in Income
Foreign exchange contracts	Realized and unrealized loss on futures and forward contracts	$(291,525)	$(357,454)
Futures contracts	Realized and unrealized gain (loss) on futures and forward contracts	546,939	(4,286,975)

Total		$255,414	$(4,644,429)

Gross and Net Unrealized Gains and Losses by Long and Short Positions

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2012:

	As of December 31, 2012
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets		Net Unrealized Gain (Loss) on Open Positions
Foreign Exchange	$210,119	1.2		$(17,748)	(0.1)	$233	0.0	*	$(96,687)	(0.5)		$95,917
Currency	88,969	0.5		(90,460)	(0.5)	192,950	1.1		(3,114)	(0.0	)*	188,345
Financial	168,451	0.9		(19,890)	(0.1)	1,285	0.0	*	(8,179)	(0.0	)*	141,667
Food & Fiber	435	0.0	*	(110)	(0.0)*	126,894	0.7		(1,662)	(0.0	)*	125,557

Indices	338,750	1.9	(107,765)	(0.6)	—	—	(579)	(0.0)*	230,406
Metals	131,389	0.7	(33,592)	(0.2)	182,125	1.0	(456,394)	(2.5)	(176,472)
Energy	120,758	0.7	—	—	304,035	1.7	(146,595)	(0.9)	278,198

Totals	$1,058,871	5.9	$(269,565)	(1.5)	$807,522	4.5	$(713,210)	(3.9)	$883,618

*	Due to rounding

Superfund Green, L.P. – Series B gross and net unrealized gains and losses by long and short positions as of December 31, 2011:

	As of December 31, 2011
	Long Positions Gross Unrealized					Short Positions Gross Unrealized
	Gains	% of Net Assets		Losses	% of Net Assets	Gains	% of Net Assets		Losses	% of Net Assets	Net Unrealized Gain on Open Positions
Foreign Exchange	$9,682	0.0	*	$(47,627)	(0.1)	$232,695	0.7		$(108,062)	(0.4)	$86,688
Currency	120,512	0.4		(3,690)	(0.0)*	161,694	0.5		(10,901)	(0.0)*	267,615
Financial	83,224	0.3		(60,467)	(0.2)	—	—		—	—	22,757
Food & Fiber	40,788	0.1		(4,125)	(0.0)*	136,592	0.4		(114,037)	(0.4)	59,218
Indices	31,663	0.1		(2,709)	(0.0)*	112,861	0.4		(56,912)	(0.2)	84,903
Metals	—	—		(50,754)	(0.2)	285,206	0.9		(65,882)	(0.2)	168,570
Energy	255	(0.0	)*	(82,149)	(0.3)	112,920	0.3		—	—	31,026
Livestock	—	—		—	—	26,490	0.0	*	(13,690)	(0.0)*	12,800

Totals	$286,124	0.9		$(251,521)	(0.8)	$1,068,458	3.2		$(369,484)	(1.2)	$733,577

*	Due to rounding

Average Contract Volume by Market Sector

Series B average* contract volume by market sector for the Year Ended December 31, 2012:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	100	85	$626,774	$637,225

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	1,064	1,059
Financial	3,211	653
Food & Fiber	117	232
Indices	1,285	802
Metals	755	298
Energy	495	424
Livestock	42	127

Total	7,069	3,680

*	Based on quarterly holdings

Series B average* contract volume by market sector for the Year Ended December 31, 2011:

	Average Number of Long Contracts	Average Number of Short Contracts	Average Value of Long Positions	Average Value of Short Positions
Foreign Exchange	121	126	$1,181,182	$1,081,541

	Average Number of Long Contracts	Average Number of Short Contracts
Currency	2,493	578
Financial	4,196	621
Food & Fiber	293	202
Indices	1,597	1,213
Metals	610	202
Livestock	132	61
Energy	824	979

Totals	10,266	3,982

*	Based on quarterly holdings

Funds Trading Results by Market Sector

Series B trading results by market sector:

	For the Year Ended December 31, 2012
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$231,420	$9,229	$240,649
Currency	(1,528,287)	(79,270)	(1,607,557)
Financial	700,377	118,910	819,287
Food & Fiber	(880,681)	66,339	(814,342)
Indices	(278,085)	145,503	(132,582)
Metals	(1,556,929)	(345,042)	(1,901,971)
Livestock	(95,093)	(12,800)	(107,893)
Energy	1,102,271	247,172	1,349,443

Total net trading gain (loss)	$(2,305,007)	$150,041	$(2,154,966)

	For the Year Ended December 31, 2011
	Net Realized Gain (Loss)	Change in Net Unrealized Gain (Loss)	Net Trading Gain (Loss)
Foreign Exchange	$(291,525)	$(357,455)	$(648,980)
Currency	(2,288,264)	(1,415,336)	(3,703,600)
Financial	4,999,300	(275,098)	4,724,202
Food & Fiber	(1,227,592)	(551,722)	(1,779,314)
Indices	(4,869,134)	(242,797)	(5,111,931)
Metals	2,386,095	(1,201,780)	1,184,315
Livestock	(356,280)	(217,740)	(574,020)
Energy	1,902,814	(382,501)	1,520,313

Total net trading gain (loss)	$255,414	$(4,644,429)	$(4,389,015)

Financial Highlights (Tables)	12 Months Ended
Dec. 31, 2012
Financial Highlights

Financial highlights for the year ended December 31, 2012, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global	(13.7)%	(18.0)%
Incentive fees	0.0	0.0
MF Global (See Note 4)	0.3	(0.2)

Total return after incentive fees	(13.4)%	(18.2)%

Ratio to average partners’ capital
Operating expenses before incentive fees	9.0%	10.0%
Incentive fees	0.0	0.0
MF Global (See Note 4)	(0.2)	0.1

Total expenses	8.8%	10.1%

Net investment loss	(8.8)%	(10.1)%
Net asset value per unit, beginning of year	$1,306.48	$1,391.44
Net investment loss	(110.86)	(132.68)
Net loss on investments	(65.13)	(120.11)

Net asset value per unit, end of year	$1,130.49	$1,138.65

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$(161.72)	$(243.71)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$(175.99)	$(252.79)

Financial highlights for the year ended December 31, 2011, are as follows:

	SERIES A	SERIES B
Total return*
Total return before incentive fees and MF Global	(14.8)%	(20.3)%
Incentive fees	0.0	0.0
MF Global (See Note 4)	(0.9)%	(1.3)%

Total return after incentive fees	(15.7)%	(21.6)%

Ratio to average partners’ capital
Operating expenses before incentive fees	8.5%	9.2%
Incentive fees	0.0	0.0
MF Global (See Note 4)	0.9%	1.1%

Total expenses	9.4%	10.3%

Net investment loss	(9.4)%	(10.2)%
Net asset value per unit, beginning of year	$1,550.72	$1,773.52
Net investment loss	(143.34)	(178.54)
Net loss on investments	(100.90)	(203.54)
Net asset value per unit, end of year	$1,306.48	$1,391.44

*	Total return is calculated for each Series of the Fund taken as a whole. An individual investor’s return may vary from these returns based on the timing of capital transactions.

Other per Unit information:
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$(246.81)	$(337.97)

Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$(244.24)	$(382.08)

Condensed Schedule of Investments (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.20%
Fair Value	$ 122,909		$ 129,011
Futures contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	3.50%		1.60%
Fair Value	1,221,155		1,038,654
Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.60%
Fair Value	299,598		372,011
Unrealized appreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.60%
Fair Value	299,598		372,011
Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.40%)
Fair Value	(176,689)		(243,000)
Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.50%)		(0.40%)
Fair Value	(176,689)		(243,000)
Futures contract purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.60%		0.20%
Fair Value	906,553		114,873
Futures contract purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.30%
Fair Value	(4,412)		191,648
Futures contract purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		(0.20%)
Fair Value	180,049		(135,434)
Futures contract purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.10%
Fair Value	247,051		32,139
Futures contract purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%
Fair Value	1,240		60,876
Futures contract purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.00%		0.10%
Fair Value	337,382		45,373
Futures contract purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(0.10%)
Fair Value	145,243		(79,729)
Futures contract purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			8,297
Futures contract purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			23,842
Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		1.50%
Fair Value	314,602		923,781
Futures Contracts Sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.40%
Fair Value	300,345		244,336
Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.30%
Fair Value	269,707		178,160
Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(11,031)
Futures Contracts Sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.10%
Fair Value	195,332		35,521
Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%
Fair Value	(1,007)		98,142
Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			21,080
Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.30%)		0.50%
Fair Value	(438,744)		346,542
Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	3.90%		1.80%
Fair Value	1,344,064		1,167,665
Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	37,749		43,954
Futures And Forward Contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	21,946
Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.50%
Fair Value	(38,141)		305,388
Futures And Forward Contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.10%
Fair Value	(33,717)		39,646
Futures And Forward Contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%		0.40%
Fair Value	367,412		251,264
Futures And Forward Contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.10%		0.80%
Fair Value	733,901		480,241
Futures And Forward Contracts | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.10%
Fair Value	254,914		47,172
United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			17,650,000
Percentage of Net Assets			27.80%
Fair Value			17,650,000
SERIES A
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			1.20%
Fair Value			434,088
SERIES A | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	26,992		42,323
SERIES A | Futures contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.70%		1.10%
Fair Value	433,454		349,440
SERIES A | Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.40%
Fair Value	89,246		129,634
SERIES A | Unrealized appreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		0.40%
Fair Value	89,246		129,634
SERIES A | Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.30%)
Fair Value	(62,254)		(87,311)
SERIES A | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.40%)		(0.30%)
Fair Value	(62,254)		(87,311)
SERIES A | Futures contract purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.90%		0.10%
Fair Value	309,618		42,325
SERIES A | Futures contract purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%
Fair Value	(2,921)		74,826
SERIES A | Futures contract purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		(0.20%)
Fair Value	59,291		(53,540)
SERIES A | Futures contract purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.00%	[1]
Fair Value	98,490		9,382
SERIES A | Futures contract purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%
Fair Value	915		24,213
SERIES A | Futures contract purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.10%
Fair Value	106,397		16,419
SERIES A | Futures contract purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.30%		(0.10%)
Fair Value	47,446		(28,975)
SERIES A | Futures contract purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			3,156
SERIES A | Futures contract purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			6,226
SERIES A | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%
Fair Value	123,836
SERIES A | Futures Contracts Sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.30%
Fair Value	110,509		93,543
SERIES A | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.20%
Fair Value	112,267		65,240
SERIES A | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(4,137)
SERIES A | Futures Contracts Sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.40%		0.00%	[1]
Fair Value	70,100		12,966
SERIES A | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%
Fair Value	(428)		42,193
SERIES A | Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			8,280
SERIES A | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.00%)		0.40%
Fair Value	(164,475)		127,218
SERIES A | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.80%		1.20%
Fair Value	460,446		391,765
SERIES A | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	15,450		17,684
SERIES A | Futures And Forward Contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	9,979
SERIES A | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.30%
Fair Value	(15,950)		114,090
SERIES A | Futures And Forward Contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.10%
Fair Value	(13,748)		16,951
SERIES A | Futures And Forward Contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.20%
Fair Value	114,403		89,702
SERIES A | Futures And Forward Contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.50%		0.50%
Fair Value	247,595		181,301
SERIES A | Futures And Forward Contracts | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.10%
Fair Value	102,717		14,360
SERIES A | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			8,300,000
Percentage of Net Assets			26.90%
Fair Value			8,300,000
SERIES B | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.60%		0.20%
Fair Value	95,917		86,688
SERIES B | Futures contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	4.40%		2.00%
Fair Value	787,701		646,889
SERIES B | Unrealized appreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		0.70%
Fair Value	210,352		242,377
SERIES B | Unrealized appreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.20%		0.70%
Fair Value	210,352		242,377
SERIES B | Unrealized depreciation on open forward contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		(0.50%)
Fair Value	(114,435)		(155,689)
SERIES B | Unrealized depreciation on open forward contracts | Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.60%)		(0.50%)
Fair Value	(114,435)		(155,689)
SERIES B | Futures contract purchased
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	3.30%		0.20%
Fair Value	596,935		72,548
SERIES B | Futures contract purchased | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.40%
Fair Value	(1,491)		116,822
SERIES B | Futures contract purchased | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		(0.30%)
Fair Value	120,758		(81,894)
SERIES B | Futures contract purchased | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.10%
Fair Value	148,561		22,757
SERIES B | Futures contract purchased | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.10%
Fair Value	325		36,663
SERIES B | Futures contract purchased | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.30%		0.10%
Fair Value	230,985		28,954
SERIES B | Futures contract purchased | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.50%		(0.20%)
Fair Value	97,797		(50,754)
SERIES B | Futures contract purchased | 2 Years U.S Treasury Note
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			5,141
SERIES B | Futures contract purchased | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			17,616
SERIES B | Futures Contracts Sold
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%		1.80%
Fair Value	190,766		574,341
SERIES B | Futures Contracts Sold | Currency
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.10%		0.50%
Fair Value	189,836		150,793
SERIES B | Futures Contracts Sold | Energy
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.80%		0.10%
Fair Value	157,440		22,555
SERIES B | Futures Contracts Sold | Financial
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]
Fair Value	(6,894)
SERIES B | Futures Contracts Sold | Food & Fiber
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.70%		0.30%
Fair Value	125,232		112,920
SERIES B | Futures Contracts Sold | Indices
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.00%	[1]	0.20%
Fair Value	(579)		55,949
SERIES B | Futures Contracts Sold | Livestock
Summary of Investment Holdings [Line Items]
Percentage of Net Assets			0.00%	[1]
Fair Value			12,800
SERIES B | Futures Contracts Sold | Metals
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(1.50%)		0.70%
Fair Value	(274,269)		219,324
SERIES B | Futures And Forward Contracts
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	5.00%		2.20%
Fair Value	883,618		733,577
SERIES B | Futures And Forward Contracts | Australia
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%		0.10%
Fair Value	22,299		26,270
SERIES B | Futures And Forward Contracts | Canada
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.10%
Fair Value	11,967
SERIES B | Futures And Forward Contracts | European Monetary Union
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.50%
Fair Value	(22,191)		191,298
SERIES B | Futures And Forward Contracts | Great Britain
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	(0.10%)		0.10%
Fair Value	(19,969)		22,695
SERIES B | Futures And Forward Contracts | Japan
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	1.40%		0.50%
Fair Value	253,009		161,562
SERIES B | Futures And Forward Contracts | United States
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	2.70%		0.90%
Fair Value	486,306		298,940
SERIES B | Futures And Forward Contracts | Other
Summary of Investment Holdings [Line Items]
Percentage of Net Assets	0.90%		0.10%
Fair Value	152,197		32,812
SERIES B | United States Treasury Bills due
Summary of Investment Holdings [Line Items]
Face Value			9,350,000
Percentage of Net Assets			28.70%
Fair Value			$ 9,350,000

[1]	Due to rounding

Condensed Schedule of Investments (Parenthetical) (Detail) (United States Treasury Bills due, USD $)	Dec. 31, 2011
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 17,650,000
SERIES A
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	8,300,000
SERIES B
Summary of Investment Holdings [Line Items]
United States Treasury Bills, amortized cost	$ 9,350,000

Statements of Changes in Net Assets (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Decrease in net assets from operations
Net investment loss	$ (4,847,929)	$ (8,526,262)
Net realized gain (loss) on futures and forward contracts	(3,281,521)	(78,663)
Net change in unrealized appreciation (depreciation) on futures and forward contracts	176,399	(6,827,449)
Net decrease in net assets from operations	(7,953,051)	(15,432,374)
Capital share transactions
Issuance of Units	1,629,238	8,758,785
Redemption of Units	(22,691,587)	(22,962,184)
Net decrease in net assets from capital share transactions	(21,062,349)	(14,203,399)
Net decrease in net assets	(29,015,400)	(29,635,773)
Net assets, beginning of year	63,429,698	93,065,471
Net assets, end of year	34,414,298	63,429,698
SERIES A
Decrease in net assets from operations
Net investment loss	(2,188,817)	(3,505,128)
Net realized gain (loss) on futures and forward contracts	(976,514)	(334,077)
Net change in unrealized appreciation (depreciation) on futures and forward contracts	26,358	(2,183,020)
Net decrease in net assets from operations	(3,138,973)	(6,022,225)
Capital share transactions
Issuance of Units	840,309	4,697,837
Redemption of Units	(12,021,886)	(6,354,664)
Net decrease in net assets from capital share transactions	(11,181,577)	(1,656,827)
Net decrease in net assets	(14,320,550)	(7,679,052)
Net assets, beginning of year	30,877,886	38,556,938
Net assets, end of year	16,557,336	30,877,886
Units, beginning of year	23,634.331	24,863.954
Issuance of Units	672.529	3,038.045
Redemption of Units	(9,660.659)	(4,267.668)
Units, end of year	14,646.201	23,634.331
SERIES B
Decrease in net assets from operations
Net investment loss	(2,659,112)	(5,021,134)
Net realized gain (loss) on futures and forward contracts	(2,305,007)	255,414
Net change in unrealized appreciation (depreciation) on futures and forward contracts	150,041	(4,644,429)
Net decrease in net assets from operations	(4,814,078)	(9,410,149)
Capital share transactions
Issuance of Units	788,929	4,060,948
Redemption of Units	(10,669,701)	(16,607,520)
Net decrease in net assets from capital share transactions	(9,880,772)	(12,546,572)
Net decrease in net assets	(14,694,850)	(21,956,721)
Net assets, beginning of year	32,551,812	54,508,533
Net assets, end of year	$ 17,856,962	$ 32,551,812
Units, beginning of year	23,394.345	30,734.73
Issuance of Units	601.308	2,282.737
Redemption of Units	(8,313.116)	(9,623.122)
Units, end of year	15,682.537	23,394.345

Nature of Operations - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Organization And Business Activities [Line Items]
Number of Classes	2
Aggregate Net Assets	$ 500,000

Summary of Valuation of Fund's Assets and Liabilities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	$ 1,520,753	$ 19,060,665
Total Liabilities Measured at Fair Value	176,689	243,000
Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	299,598	372,011
Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	176,689	243,000
Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	314,602	923,781
Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	906,553	114,873
U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		17,650,000
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	1,221,155	1,038,654
Level 1 | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	314,602	923,781
Level 1 | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	906,553	114,873
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	299,598	18,022,011
Total Liabilities Measured at Fair Value	176,689	243,000
Level 2 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	299,598	372,011
Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	176,689	243,000
Level 2 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		17,650,000
SERIES A
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	522,700	8,821,399
Total Liabilities Measured at Fair Value	62,254	87,311
SERIES A | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	89,246	129,634
SERIES A | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	62,254	87,311
SERIES A | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	123,836	349,440
SERIES A | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	309,618	42,325
SERIES A | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		8,300,000
SERIES A | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	433,454	391,765
SERIES A | Level 1 | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	123,836	349,440
SERIES A | Level 1 | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	309,618	42,325
SERIES A | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	89,246	8,429,634
Total Liabilities Measured at Fair Value	62,254	87,311
SERIES A | Level 2 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	89,246	129,634
SERIES A | Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	62,254	87,311
SERIES A | Level 2 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		8,300,000
SERIES B
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	998,053	10,239,266
Total Liabilities Measured at Fair Value	114,435	155,689
SERIES B | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	210,352	242,377
SERIES B | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	114,435	155,689
SERIES B | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	190,766	574,341
SERIES B | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	596,935	72,548
SERIES B | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		9,350,000
SERIES B | Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	787,801	646,889
SERIES B | Level 1 | Futures Contracts Sold
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	190,766	574,341
SERIES B | Level 1 | Futures contract purchased
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	596,935	72,548
SERIES B | Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	210,352	9,592,377
Total Liabilities Measured at Fair Value	114,435	155,689
SERIES B | Level 2 | Unrealized appreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value	210,352	242,377
SERIES B | Level 2 | Unrealized depreciation on open forward contracts
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Liabilities Measured at Fair Value	114,435	155,689
SERIES B | Level 2 | U.S. Government securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total Assets Measured at Fair Value		$ 9,350,000

Fair Value of Funds Derivatives by Instrument Type (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Derivatives, Fair Value [Line Items]
Derivative Assets	$ 1,520,753	$ 1,410,665
Derivative Liabilities	(176,689)	(243,000)
Derivative Assets and Liabilities	1,344,064	1,167,665
Foreign exchange contracts | Unrealized appreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	299,598	372,011
Derivative Assets and Liabilities	299,598	372,011
Foreign exchange contracts | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(176,689)	(243,000)
Derivative Assets and Liabilities	(176,689)	(243,000)
Futures contracts | Futures contract purchased
Derivatives, Fair Value [Line Items]
Derivative Assets	906,553	114,873
Derivative Assets and Liabilities	906,553	114,873
Futures contracts | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Derivative Assets	314,602	923,781
Derivative Assets and Liabilities	314,602	923,781
SERIES A
Derivatives, Fair Value [Line Items]
Derivative Assets	522,700	521,399
Derivative Liabilities	(62,254)	(87,311)
Derivative Assets and Liabilities	460,446	434,088
SERIES A | Foreign exchange contracts | Unrealized appreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	89,246	129,634
Derivative Assets and Liabilities	89,246	129,634
SERIES A | Foreign exchange contracts | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(62,254)	(87,311)
Derivative Assets and Liabilities	(62,254)	(87,311)
SERIES A | Futures contracts | Futures contract purchased
Derivatives, Fair Value [Line Items]
Derivative Assets	309,618	42,325
Derivative Assets and Liabilities	309,618	42,325
SERIES A | Futures contracts | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Derivative Assets	123,836	349,440
Derivative Assets and Liabilities	123,836	349,440
SERIES B
Derivatives, Fair Value [Line Items]
Derivative Assets	998,053	889,266
Derivative Liabilities	(114,435)	(155,689)
Derivative Assets and Liabilities	883,618	733,577
SERIES B | Foreign exchange contracts | Unrealized appreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Assets	210,352	242,377
Derivative Assets and Liabilities	210,352	242,377
SERIES B | Foreign exchange contracts | Unrealized depreciation on open forward contracts
Derivatives, Fair Value [Line Items]
Derivative Liabilities	(114,435)	(155,689)
Derivative Assets and Liabilities	(114,435)	(155,689)
SERIES B | Futures contracts | Futures contract purchased
Derivatives, Fair Value [Line Items]
Derivative Assets	596,935	72,548
Derivative Assets and Liabilities	596,935	72,548
SERIES B | Futures contracts | Futures Contracts Sold
Derivatives, Fair Value [Line Items]
Derivative Assets	190,766	574,341
Derivative Assets and Liabilities	$ 190,766	$ 574,341

Effects of Derivative Instruments on Statement of Operations (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	$ (3,281,521)	$ (78,663)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	176,399	(6,827,449)
Foreign exchange contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	447,002	(441,511)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(6,102)	(538,574)
Futures contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(3,728,523)	362,848
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	182,501	(6,288,875)
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(976,514)	(334,077)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	26,358	(2,183,020)
SERIES A | Foreign exchange contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	215,582	(149,986)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	(15,331)	(181,120)
SERIES A | Futures contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(1,192,096)	(184,091)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	41,689	(2,001,900)
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(2,305,007)	255,414
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	150,041	(4,644,429)
SERIES B | Foreign exchange contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	231,420	(291,525)
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	9,229	(357,454)
SERIES B | Futures contracts | Net Realized and Unrealized gain (loss) on futures and forward contracts
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss) on Derivatives Recognized in Income	(2,536,427)	546,939
Net Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Income	$ 140,812	$ (4,286,975)

Gross and Net Unrealized Gains and Losses by Long and Short Positions (Detail) (USD $)	Dec. 31, 2012		Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	$ 1,344,064		$ 1,167,665
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	122,909		129,011
Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	295,933		435,984
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	236,020		32,139
Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	196,572		96,397
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	336,375		143,515
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(293,501)		266,813
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	449,756		42,726
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			21,080
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	460,446		434,088
SERIES A | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	26,992		42,323
SERIES A | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	107,588		168,369
SERIES A | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	94,353		9,382
SERIES A | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	71,015		37,179
SERIES A | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	105,969		58,612
SERIES A | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(117,029)		98,243
SERIES A | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	171,558		11,700
SERIES A | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			8,280
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	883,618		733,577
SERIES B | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	95,917		86,688
SERIES B | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	188,345		267,615
SERIES B | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	141,667		22,757
SERIES B | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	125,557		59,218
SERIES B | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	230,406		84,903
SERIES B | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	(176,472)		168,570
SERIES B | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions	278,198		31,026
SERIES B | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Unrealized Gain (Loss) on Open Positions			12,800
Long Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,628,417		462,060
Gains percentage of net assets	4.70%		0.60%
Losses	(450,128)		(402,244)
Loss percentage of net assets	(1.30%)		(0.60%)
Long Position | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	299,300		17,051
Gains percentage of net assets	0.90%		0.00%	[1]
Losses	(27,564)		(72,108)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	148,788		197,746
Gains percentage of net assets	0.40%		0.30%
Losses	(153,200)		(6,098)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	282,169		130,897
Gains percentage of net assets	0.80%		0.10%
Losses	(35,118)		(98,758)
Loss percentage of net assets	(0.10%)		(0.20%)
Long Position | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,350		66,564
Gains percentage of net assets	0.00%	[1]	0.10%
Losses	(110)		(5,688)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Long Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	515,158		49,517
Gains percentage of net assets	1.50%		0.10%
Losses	(177,776)		(4,144)
Loss percentage of net assets	(0.50%)		0.00%	[1]
Long Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	201,333
Gains percentage of net assets	0.60%
Losses	(56,090)		(79,729)
Loss percentage of net assets	(0.20%)		(0.10%)
Long Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	180,319		285
Gains percentage of net assets	0.50%		0.00%	[1]
Losses	(270)		(135,719)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Long Position | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	569,546		175,936
Gains percentage of net assets	3.40%		0.50%
Losses	(180,563)		(150,723)
Loss percentage of net assets	(1.10%)		(0.50%)
Long Position | SERIES A | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	89,181		7,369
Gains percentage of net assets	0.50%		0.00%	[1]
Losses	(9,816)		(24,481)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | SERIES A | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	59,819		77,234
Gains percentage of net assets	0.40%		0.20%
Losses	(62,740)		(2,408)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | SERIES A | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	113,718		47,673
Gains percentage of net assets	0.70%		0.10%
Losses	(15,228)		(38,291)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | SERIES A | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	915		25,776
Gains percentage of net assets	0.00%	[1]	0.10%
Losses			(1,563)
Loss percentage of net assets			0.00%	[1]
Long Position | SERIES A | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	176,408		17,854
Gains percentage of net assets	1.10%		0.10%
Losses	(70,011)		(1,435)
Loss percentage of net assets	(0.40%)		0.00%	[1]
Long Position | SERIES A | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	69,944
Gains percentage of net assets	0.40%
Losses	(22,498)		(28,975)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | SERIES A | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	59,561		30
Gains percentage of net assets	0.40%		0.00%	[1]
Losses	(270)		(53,570)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Long Position | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,058,871		286,124
Gains percentage of net assets	5.90%		0.90%
Losses	(269,565)		(251,521)
Loss percentage of net assets	0.00%		(0.80%)
Long Position | SERIES B | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	210,119		9,682
Gains percentage of net assets	1.25%		0.00%	[1]
Losses	(17,748)		(47,627)
Loss percentage of net assets	(0.10%)		(0.10%)
Long Position | SERIES B | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	88,969		120,512
Gains percentage of net assets	0.50%		0.40%
Losses	(90,460)		(3,690)
Loss percentage of net assets	(0.50%)		0.00%	[1]
Long Position | SERIES B | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	168,451		83,224
Gains percentage of net assets	0.90%		0.30%
Losses	(19,890)		(60,467)
Loss percentage of net assets	(0.10%)		(0.20%)
Long Position | SERIES B | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	435		40,788
Gains percentage of net assets	0.00%	[1]	0.10%
Losses	(110)		(4,125)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Long Position | SERIES B | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains	338,750		31,663
Gains percentage of net assets	1.90%		0.10%
Losses	(107,765)		(2,709)
Loss percentage of net assets	(0.60%)		0.00%	[1]
Long Position | SERIES B | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	131,389
Gains percentage of net assets	0.70%
Losses	(33,592)		(50,754)
Loss percentage of net assets	(0.20%)		(0.20%)
Long Position | SERIES B | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	120,758		255
Gains percentage of net assets	0.70%		0.00%	[1]
Losses			(82,149)
Loss percentage of net assets			(0.30%)
Short Position
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,302,939		1,698,837
Gains percentage of net assets	3.80%		2.70%
Losses	(1,137,164)		(590,988)
Loss percentage of net assets	(3.30%)		(0.90%)
Short Position | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	298		354,960
Gains percentage of net assets	0.00%	[1]	0.60%
Losses	(149,125)		(170,892)
Loss percentage of net assets	(0.40%)		(0.30%)
Short Position | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	305,562		260,294
Gains percentage of net assets	0.90%		0.40%
Losses	(5,217)		(15,958)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Short Position | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	2,470
Gains percentage of net assets	0.00%	[1]
Losses	(13,501)
Loss percentage of net assets	0.00%	[1]
Short Position | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	198,242		216,359
Gains percentage of net assets	0.60%		0.30%
Losses	(2,910)		(180,838)
Loss percentage of net assets	0.00%	[1]	(0.30%)
Short Position | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			188,120
Gains percentage of net assets			0.30%
Losses	(1,007)		(89,978)
Loss percentage of net assets	0.00%	[1]	(0.10%)
Short Position | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	305,050		452,224
Gains percentage of net assets	0.90%		0.70%
Losses	(743,794)		(105,682)
Loss percentage of net assets	(2.20%)		(0.20%)
Short Position | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	491,317		183,020
Gains percentage of net assets	1.40%		0.30%
Losses	(221,610)		(4,860)
Loss percentage of net assets	(0.60%)		0.00%	[1]
Short Position | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains			43,860
Gains percentage of net assets			0.10%
Losses			(22,780)
Loss percentage of net assets			0.00%	[1]
Short Position | SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Gains	495,417		630,379
Gains percentage of net assets	3.00%		1.80%
Losses	(423,954)		(221,504)
Loss percentage of net assets	(2.50%)		(0.60%)
Short Position | SERIES A | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	65		122,265
Gains percentage of net assets	0.00%	[1]	0.40%
Losses	(52,438)		(62,830)
Loss percentage of net assets	(0.30%)		(0.20%)
Short Position | SERIES A | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	112,612		98,600
Gains percentage of net assets	0.70%		0.30%
Losses	(2,103)		(5,057)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Short Position | SERIES A | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,185
Gains percentage of net assets	0.00%	[1]
Losses	(5,322)
Loss percentage of net assets	0.00%	[1]
Short Position | SERIES A | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	71,348		79,767
Gains percentage of net assets	0.40%		0.20%
Losses	(1,248)		(66,801)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Short Position | SERIES A | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			75,259
Gains percentage of net assets			0.20%
Losses	(428)		(33,066)
Loss percentage of net assets	0.00%	[1]	(0.10%)
Short Position | SERIES A | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	122,925		167,018
Gains percentage of net assets	0.70%		0.50%
Losses	(287,400)		(39,800)
Loss percentage of net assets	(1.70%)		(0.10%)
Short Position | SERIES A | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	187,282		70,100
Gains percentage of net assets	1.20%		0.20%
Losses	(75,015)		(4,860)
Loss percentage of net assets	(0.50%)		0.00%	[1]
Short Position | SERIES A | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains			17,370
Gains percentage of net assets			0.00%	[1]
Losses			(9,090)
Loss percentage of net assets			0.00%	[1]
Short Position | SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Gains	807,522		1,068,458
Gains percentage of net assets	4.50%		3.20%
Losses	(713,210)		(369,484)
Loss percentage of net assets	(4.00%)		(1.20%)
Short Position | SERIES B | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Gains	233		232,695
Gains percentage of net assets	0.00%	[1]	0.70%
Losses	(96,687)		(108,062)
Loss percentage of net assets	(0.50%)		(0.40%)
Short Position | SERIES B | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Gains	192,950		161,694
Gains percentage of net assets	1.10%		0.50%
Losses	(3,114)		(10,901)
Loss percentage of net assets	0.00%	[1]	0.00%	[1]
Short Position | SERIES B | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Gains	1,285
Gains percentage of net assets	0.00%	[1]
Losses	(8,179)
Loss percentage of net assets	0.00%	[1]
Short Position | SERIES B | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Gains	126,894		136,592
Gains percentage of net assets	0.70%		0.40%
Losses	(1,662)		(114,037)
Loss percentage of net assets	0.00%	[1]	(0.40%)
Short Position | SERIES B | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Gains			112,861
Gains percentage of net assets			0.40%
Losses	(579)		(56,912)
Loss percentage of net assets	0.00%	[1]	(0.20%)
Short Position | SERIES B | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Gains	182,125		285,206
Gains percentage of net assets	1.00%		0.90%
Losses	(456,394)		(65,882)
Loss percentage of net assets	(2.60%)		(0.20%)
Short Position | SERIES B | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Gains	304,035		112,920
Gains percentage of net assets	1.70%		0.30%
Losses	(146,595)
Loss percentage of net assets	(0.80%)
Short Position | SERIES B | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Gains			26,490
Gains percentage of net assets			0.00%	[1]
Losses			$ (13,690)
Loss percentage of net assets			0.00%	[1]

[1]	Due to rounding

Average Contract Volume by Market Sector (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012 Contract		Dec. 31, 2011 Contract
Long Position
Derivative [Line Items]
Average Number of Contracts	11,641	[1]	14,819	[1]
Long Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	177	[1]	196	[1]
Average Value of Positions	994,373	[1]	1,603,144	[1]
Long Position | Currency
Derivative [Line Items]
Average Number of Contracts	1,767		3,591
Long Position | Financial
Derivative [Line Items]
Average Number of Contracts	5,320		5,965
Long Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	195		442
Long Position | Indices
Derivative [Line Items]
Average Number of Contracts	2,065		2,426
Long Position | Metals
Derivative [Line Items]
Average Number of Contracts	1,253		872
Long Position | Energy
Derivative [Line Items]
Average Number of Contracts	796		1,138
Long Position | Livestock
Derivative [Line Items]
Average Number of Contracts	68		189
Short Position
Derivative [Line Items]
Average Number of Contracts	6,057	[1]	5,793	[1]
Short Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	145	[1]	207	[1]
Average Value of Positions	1,001,443	[1]	1,440,368	[1]
Short Position | Currency
Derivative [Line Items]
Average Number of Contracts	1,758		785
Short Position | Financial
Derivative [Line Items]
Average Number of Contracts	1,077		1,015
Short Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	382		272
Short Position | Indices
Derivative [Line Items]
Average Number of Contracts	1,308		1,715
Short Position | Metals
Derivative [Line Items]
Average Number of Contracts	491		309
Short Position | Energy
Derivative [Line Items]
Average Number of Contracts	691		1,405
Short Position | Livestock
Derivative [Line Items]
Average Number of Contracts	205		85
SERIES A | Long Position
Derivative [Line Items]
Average Number of Contracts	4,572	[1]	4,553	[1]
SERIES A | Long Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	77	[1]	75	[1]
Average Value of Positions	367,599	[1]	421,962	[1]
SERIES A | Long Position | Currency
Derivative [Line Items]
Average Number of Contracts	703		1,098
SERIES A | Long Position | Financial
Derivative [Line Items]
Average Number of Contracts	2,109		1,769
SERIES A | Long Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	78		149
SERIES A | Long Position | Indices
Derivative [Line Items]
Average Number of Contracts	780		829
SERIES A | Long Position | Metals
Derivative [Line Items]
Average Number of Contracts	498		262
SERIES A | Long Position | Energy
Derivative [Line Items]
Average Number of Contracts	301		314
SERIES A | Long Position | Livestock
Derivative [Line Items]
Average Number of Contracts	26		57
SERIES A | Short Position
Derivative [Line Items]
Average Number of Contracts	2,377	[1]	1,811	[1]
SERIES A | Short Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	60	[1]	81	[1]
Average Value of Positions	364,218	[1]	358,827	[1]
SERIES A | Short Position | Currency
Derivative [Line Items]
Average Number of Contracts	699		207
SERIES A | Short Position | Financial
Derivative [Line Items]
Average Number of Contracts	424		394
SERIES A | Short Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	150		70
SERIES A | Short Position | Indices
Derivative [Line Items]
Average Number of Contracts	506		502
SERIES A | Short Position | Metals
Derivative [Line Items]
Average Number of Contracts	193		107
SERIES A | Short Position | Energy
Derivative [Line Items]
Average Number of Contracts	267		426
SERIES A | Short Position | Livestock
Derivative [Line Items]
Average Number of Contracts	78		24
SERIES B | Long Position
Derivative [Line Items]
Average Number of Contracts	7,069	[1]	10,266	[1]
SERIES B | Long Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	100	[1]	121	[1]
Average Value of Positions	626,774	[1]	1,181,182	[1]
SERIES B | Long Position | Currency
Derivative [Line Items]
Average Number of Contracts	1,064		2,493
SERIES B | Long Position | Financial
Derivative [Line Items]
Average Number of Contracts	3,211		4,196
SERIES B | Long Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	117		293
SERIES B | Long Position | Indices
Derivative [Line Items]
Average Number of Contracts	1,285		1,597
SERIES B | Long Position | Metals
Derivative [Line Items]
Average Number of Contracts	755		610
SERIES B | Long Position | Energy
Derivative [Line Items]
Average Number of Contracts	495		132
SERIES B | Long Position | Livestock
Derivative [Line Items]
Average Number of Contracts	42		824
SERIES B | Short Position
Derivative [Line Items]
Average Number of Contracts	3,680	[1]	3,982	[1]
SERIES B | Short Position | Foreign Exchange
Derivative [Line Items]
Average Number of Contracts	85	[1]	126	[1]
Average Value of Positions	637,225	[1]	1,081,541	[1]
SERIES B | Short Position | Currency
Derivative [Line Items]
Average Number of Contracts	1,059		578
SERIES B | Short Position | Financial
Derivative [Line Items]
Average Number of Contracts	653		621
SERIES B | Short Position | Food & Fiber
Derivative [Line Items]
Average Number of Contracts	232		202
SERIES B | Short Position | Indices
Derivative [Line Items]
Average Number of Contracts	802		1,213
SERIES B | Short Position | Metals
Derivative [Line Items]
Average Number of Contracts	298		202
SERIES B | Short Position | Energy
Derivative [Line Items]
Average Number of Contracts	424		61
SERIES B | Short Position | Livestock
Derivative [Line Items]
Average Number of Contracts	127		979

[1]	Based on quarterly holdings

Funds Trading Results by Market Sector (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	$ (3,281,521)	$ (78,663)
Change in Net Unrealized Gain (Loss)	176,399	(6,827,449)
Net Trading Gain (Loss)	(3,105,122)	(6,906,112)
Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	447,002	(441,511)
Change in Net Unrealized Gain (Loss)	(6,102)	(538,575)
Net Trading Gain (Loss)	440,900	(980,086)
Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(2,487,332)	(3,878,505)
Change in Net Unrealized Gain (Loss)	(140,051)	(2,071,860)
Net Trading Gain (Loss)	(2,627,383)	(5,950,365)
Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	1,297,954	7,438,782
Change in Net Unrealized Gain (Loss)	203,881	(412,516)
Net Trading Gain (Loss)	1,501,835	7,026,266
Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,515,280)	(1,921,994)
Change in Net Unrealized Gain (Loss)	100,175	(804,012)
Net Trading Gain (Loss)	(1,415,105)	(2,726,006)
Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(347,209)	(7,045,520)
Change in Net Unrealized Gain (Loss)	192,860	(332,946)
Net Trading Gain (Loss)	(154,349)	(7,378,466)
Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(2,604,899)	3,760,578
Change in Net Unrealized Gain (Loss)	(560,314)	(1,798,280)
Net Trading Gain (Loss)	(3,165,213)	1,962,298
Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	2,079,959	2,572,387
Change in Net Unrealized Gain (Loss)	407,030	(550,180)
Net Trading Gain (Loss)	2,486,989	2,022,207
Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(151,716)	(562,880)
Change in Net Unrealized Gain (Loss)	(21,080)	(319,080)
Net Trading Gain (Loss)	(172,796)	(881,960)
SERIES A
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(976,514)	(334,077)
Change in Net Unrealized Gain (Loss)	26,358	(2,183,020)
Net Trading Gain (Loss)	(950,156)	(2,517,097)
SERIES A | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	215,582	(149,986)
Change in Net Unrealized Gain (Loss)	(15,331)	(181,120)
Net Trading Gain (Loss)	200,251	(331,106)
SERIES A | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(959,045)	(1,590,241)
Change in Net Unrealized Gain (Loss)	(60,781)	(656,524)
Net Trading Gain (Loss)	(1,019,826)	(2,246,765)
SERIES A | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	597,577	2,439,482
Change in Net Unrealized Gain (Loss)	84,971	(137,418)
Net Trading Gain (Loss)	682,548	2,302,064
SERIES A | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(634,599)	(694,402)
Change in Net Unrealized Gain (Loss)	33,836	(252,290)
Net Trading Gain (Loss)	(600,763)	(946,692)
SERIES A | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(69,124)	(2,176,386)
Change in Net Unrealized Gain (Loss)	47,357	(90,149)
Net Trading Gain (Loss)	(21,767)	(2,266,535)
SERIES A | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,047,970)	1,374,483
Change in Net Unrealized Gain (Loss)	(215,272)	(596,500)
Net Trading Gain (Loss)	(1,263,242)	777,983
SERIES A | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	977,688	669,573
Change in Net Unrealized Gain (Loss)	159,858	(167,679)
Net Trading Gain (Loss)	1,137,546	501,894
SERIES A | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(56,623)	(206,600)
Change in Net Unrealized Gain (Loss)	(8,280)	(101,340)
Net Trading Gain (Loss)	(64,903)	(307,940)
SERIES B
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(2,305,007)	255,414
Change in Net Unrealized Gain (Loss)	150,041	(4,644,429)
Net Trading Gain (Loss)	(2,154,966)	(4,389,015)
SERIES B | Foreign Exchange
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	231,420	(291,525)
Change in Net Unrealized Gain (Loss)	9,229	(357,455)
Net Trading Gain (Loss)	240,649	(648,980)
SERIES B | Currency
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,528,287)	(2,288,264)
Change in Net Unrealized Gain (Loss)	(79,270)	(1,415,336)
Net Trading Gain (Loss)	(1,607,557)	(3,703,600)
SERIES B | Financial
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	700,377	4,999,300
Change in Net Unrealized Gain (Loss)	118,910	(275,098)
Net Trading Gain (Loss)	819,287	4,724,202
SERIES B | Food & Fiber
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(880,681)	(1,227,592)
Change in Net Unrealized Gain (Loss)	66,339	(551,722)
Net Trading Gain (Loss)	(814,342)	(1,779,314)
SERIES B | Indices
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(278,085)	(4,869,134)
Change in Net Unrealized Gain (Loss)	145,503	(242,797)
Net Trading Gain (Loss)	(132,582)	(5,111,931)
SERIES B | Metals
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(1,556,929)	2,386,095
Change in Net Unrealized Gain (Loss)	(345,042)	(1,201,780)
Net Trading Gain (Loss)	(1,901,971)	1,184,315
SERIES B | Energy
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	1,102,271	1,902,814
Change in Net Unrealized Gain (Loss)	247,172	(382,501)
Net Trading Gain (Loss)	1,349,443	1,520,313
SERIES B | Livestock
Derivative Instruments, Gain (Loss) [Line Items]
Net Realized Gain (Loss)	(95,093)	(356,280)
Change in Net Unrealized Gain (Loss)	(12,800)	(217,740)
Net Trading Gain (Loss)	$ (107,893)	$ (574,020)

Due From To Brokers - Additional Information (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2011 MF Global	Jun. 30, 2012 MF Global SERIES A	Dec. 31, 2011 MF Global SERIES A	May 31, 2012 MF Global SERIES A	Jun. 30, 2012 MF Global SERIES B	Dec. 31, 2011 MF Global SERIES B	May 31, 2012 MF Global SERIES B
Auction Market Preferred Securities, Stock Series [Line Items]
Portion of shortfall in customer segregated funds account			22.00%
Reduced net asset value					$ 337,000			$ 529,000
Claims Fund closed on sale of amount				904,087			1,736,710
Percentage of net assets value						0.13%			0.12%
Net asset value increased						1.82			1.92
Amount due to brokers	$ 0	$ 0

Related Party Transactions - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Related Party Transaction [Line Items]
Management Fee	1.85%
Offering expenses percentage	1.00%
Operating expenses percentage	0.15%
Incentive fees	25.00%
Maximum cumulative selling commission percentage	10.00%
SERIES A
Related Party Transaction [Line Items]
Incentive fees	0.00% [1]
Rebated selling commission	0
General partners ownership in capital account units issued percentage for Series A and B	2.64%
SERIES B
Related Party Transaction [Line Items]
Incentive fees	0.00% [1]
Rebated selling commission	0
General partners ownership in capital account units issued percentage for Series A and B	3.46%
Superfund Capital Management
Related Party Transaction [Line Items]
Selling commissions percentage	4.00%
Rebated selling commission	14,605
Combined value	1,057,576
Losses allocation	95,212
Superfund Capital Management | SERIES A
Related Party Transaction [Line Items]
General partners ownership in capital account units issued For Series A and B	386.799
Number of unit purchased	11.235
Superfund Capital Management | SERIES B
Related Party Transaction [Line Items]
General partners ownership in capital account units issued For Series A and B	543.012

[1]	Total return is calculated for each Series of the Fund taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.

Financial Highlights (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011
Financial Highlights [Line Items]
Incentive fees	25.00%
SERIES A
Financial Highlights [Line Items]
Total return before incentive fees and MF Global	(13.70%)	[1]	(14.80%)	[1]
Incentive fees	0.00%	[1]
MF Global (See Note 4)	0.30%	[1]	(0.90%)	[1]
Total return after incentive fees	(13.40%)	[1]	(15.70%)	[1]
Operating expenses before incentive fees	9.00%		8.50%
Incentive fees	0.00%		0.00%	[1]
Incentive fees	0.00%		0.00%	[1]
MF Global (See Note 4)	(0.20%)		0.90%
Total expenses	8.80%		9.40%
Net investment loss	(8.80%)		(9.40%)
Net asset value per unit, beginning of year	$ 1,306.48		$ 1,550.72
Net investment loss	$ (110.86)		$ (143.34)
Net loss on investments	$ (65.13)		$ (100.9)
Net asset value per unit, end of year	$ 1,130.49		$ 1,306.48
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$ (161.72)		$ (246.81)
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (175.99)		$ (244.24)
SERIES B
Financial Highlights [Line Items]
Total return before incentive fees and MF Global	(18.00%)	[1]	(20.30%)	[1]
Incentive fees	0.00%	[1]
MF Global (See Note 4)	(0.20%)	[1]	(1.30%)	[1]
Total return after incentive fees	(18.20%)	[1]	(21.60%)	[1]
Operating expenses before incentive fees	10.00%		9.20%
Incentive fees	0.00%		0.00%	[1]
Incentive fees	0.00%		0.00%	[1]
MF Global (See Note 4)	0.10%		1.10%
Total expenses	10.10%		10.30%
Net investment loss	(10.10%)		(10.20%)
Net asset value per unit, beginning of year	$ 1,391.44		$ 1,773.52
Net investment loss	$ (132.68)		$ (178.54)
Net loss on investments	$ (120.11)		$ (203.54)
Net asset value per unit, end of year	$ 1,138.65		$ 1,391.44
Net decrease in net assets from operations per Unit (based upon weighted average Number of Units during year)	$ (243.71)		$ (337.97)
Net decrease in net assets from operations per Unit (based upon change in net asset value per Unit during year)	$ (252.79)		$ (382.08)

[1]	Total return is calculated for each Series of the Fund taken as a whole. An individual investor's return may vary from these returns based on the timing of capital transactions.

Financial Instrument Risk - Additional Information (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Exchange Traded Futures
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	$ 2,631,758
Loss On Derivative Instruments Pretax	1,410,603
Non Exchange Traded Forwards
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	299,598
Loss On Derivative Instruments Pretax	176,689
SERIES A | Exchange Traded Futures
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	975,717
Loss On Derivative Instruments Pretax	542,263
SERIES A | Non Exchange Traded Forwards
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	89,246
Loss On Derivative Instruments Pretax	62,254
SERIES B | Exchange Traded Futures
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	1,656,041
Loss On Derivative Instruments Pretax	868,340
SERIES B | Non Exchange Traded Forwards
Financial Instrument Risk [Line Items]
Gain On Derivative Instruments Pretax	210,352
Loss On Derivative Instruments Pretax	$ 114,435

Subscriptions and Redemptions - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount	$ 22,691,587	$ 22,962,184
Net asset value per unit minimum decline rate	50.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount	1,000
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Initial investment amount	$ 10,000